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                  Semi-Annual Report

                  June 30, 2001

                  Mercury Small Cap
                  Index Fund
                  of Mercury Index Funds, Inc.

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2001

MERCURY SMALL CAP INDEX FUND
================================================================================
Assets:

Investment in Master Small Cap Index Series, at
  value (identified cost--$38,123)                                    $ 24,799
                                                                      --------
Total assets                                                            24,799
                                                                      --------
--------------------------------------------------------------------------------

Liabilities:

Payable to distributor                                                       3
Accrued expenses and other liabilities                                      14
                                                                      --------
Total liabilities                                                           17
                                                                      --------
--------------------------------------------------------------------------------

Net Assets:

Net assets                                                            $ 24,782
                                                                      ========
--------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                       $     --+
Class A Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                             --+
Paid-in capital in excess of par                                        44,081
Undistributed investment income--net                                       577
Accumulated realized capital losses on investments
  from the Series--net                                                  (6,552)
Unrealized depreciation on investments from the Series--net            (13,324)
                                                                      --------
Net assets                                                            $ 24,782
                                                                      ========
--------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $12,352 and 1,281 shares
  outstanding                                                         $   9.64
                                                                      ========
Class A--Based on net assets of $12,430 and 1,280 shares
  outstanding                                                         $   9.71
                                                                      ========
--------------------------------------------------------------------------------

+     Amount is less than $1.

      See Notes to Financial Statements.


                        June 30, 2001 (2) Mercury Small Cap Index Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001

MERCURY SMALL CAP INDEX FUND
================================================================================
Investment Income:

Investment income allocated from the Series                             $ 1,182
Expenses allocated from the Series                                          (90)
                                                                        -------
Net investment income from the Series                                     1,092
                                                                        -------
--------------------------------------------------------------------------------

Expenses:

Printing and shareholder reports                            $ 13,713
Registration fees                                             12,083
Offering costs                                                 8,968
Professional fees                                              7,607
Administration fees                                              239
Account maintenance fees--Class A                                192
Other                                                          1,340
                                                            --------
Total expenses before reimbursement                           44,142
Reimbursement of expenses                                    (43,628)
                                                            --------
Total expenses after reimbursement                                          514
                                                                        -------
Investment income--net                                                      578
                                                                        -------
--------------------------------------------------------------------------------

Realized & Unrealized Loss from the Series--Net:

Realized loss on investments from the Series--net                          (521)
Change in unrealized depreciation on investments
  from the Series--net                                                   (8,858)
                                                                        -------
Net Decrease in Net Assets Resulting from Operations                    $(8,801)
                                                                        =======
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                        June 30, 2001 (3) Mercury Small Cap Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

MERCURY SMALL CAP INDEX FUND

                                                          For the Six      For the Period
                                                         Months Ended      Feb. 15, 2000+
 Increase (Decrease) in Net Assets:                      June 30, 2001    to Dec. 31, 2000
------------------------------------------------------------------------------------------
 Operations:

 Investment income--net                                  $         578    $          1,021
 Realized loss on investments from the Series--net                (521)             (6,031)
 Change in unrealized depreciation on investments
   from the Series--net                                         (8,858)             (4,466)
                                                         ---------------------------------
 Net decrease in net assets resulting from operations           (8,801)             (9,476)
                                                         ---------------------------------
------------------------------------------------------------------------------------------

 Dividends to Shareholders:

 Investment income--net:
   Class I                                                         (52)                 --
   Class A                                                        (970)                 --
                                                         ---------------------------------
 Net decrease in net assets resulting from dividends
   to shareholders                                              (1,022)                 --
                                                         ---------------------------------
------------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net increase (decrease) in net assets derived from
   capital share transactions                                 (144,378)            163,459
                                                         ---------------------------------
------------------------------------------------------------------------------------------

 Net Assets:

 Total increase (decrease) in net assets                      (154,201)            153,983
 Beginning of period                                           178,983              25,000
                                                         ---------------------------------
 End of period*                                          $      24,782    $        178,983
                                                         =================================
------------------------------------------------------------------------------------------
*Undistributed investment income-- net                   $         577    $          1,021
                                                         =================================
------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                        June 30, 2001 (4) Mercury Small Cap Index Fund

FINANCIAL HIGHLIGHTS

MERCURY SMALL CAP INDEX FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                        Class I                               Class A
                                              -------------------------------       -------------------------------
                                                For the           For the             For the           For the
                                              Six Months          Period            Six Months          Period
                                                Ended          Feb. 15, 2000+         Ended          Feb. 15, 2000+
                                               June 30,         to Dec. 31,          June 30,         to Dec. 31,
Increase (Decrease) in Net Asset Value:          2001              2000                2001             2000
-------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period          $     9.10       $        10.00       $     9.08       $        10.00
                                              ---------------------------------------------------------------------
Investment income--net                               .05                  .13              .31                  .05
Realized and unrealized gain (loss) on
  investments from the Series--net                   .53                (1.03)             .36                 (.97)
                                              ---------------------------------------------------------------------
Total from investment operations                     .58                 (.90)             .67                 (.92)
                                              ---------------------------------------------------------------------
Less dividends from investment income--net          (.04)                  --             (.04)                  --
                                              ---------------------------------------------------------------------
Net asset value, end of period                $     9.64       $         9.10       $     9.71       $         9.08
                                              =====================================================================
-------------------------------------------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share                 6.41%@              (9.00%)@          7.24%@             (9.20%)@
                                              =====================================================================
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                    .50%*                .49%*            .75%*                .74%*
                                              =====================================================================
Expenses++                                        55.95%*             136.79%*          53.53%*             136.81%*
                                              =====================================================================
Investment income--net                             1.04%*               1.57%*            .68%*               1.37%*
-------------------------------------------------------------------------------------------------------------------
                                              =====================================================================
Supplemental Data:

Net assets, end of period (in thousands)      $       12       $           12       $       13       $          167
                                              =====================================================================
-------------------------------------------------------------------------------------------------------------------

 *    Annualized.
 +    Commencement of operations.
++    Includes the Fund's share of the Series' allocated expenses.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                        June 30, 2001 (5) Mercury Small Cap Index Fund

      NOTES TO FINANCIAL STATEMENTS

      MERCURY SMALL CAP INDEX FUND

(1)   Significant Accounting Policies:

      Mercury Small Cap Index Fund (the "Fund") is part of Mercury Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Series owned by the Fund at June 30, 2001 was 0.0%. The Fund offers two classes of shares. Class I and Class A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses--The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.


                        June 30, 2001 (6) Mercury Small Cap Index Fund

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      The Corporation has entered into an Administrative Services Agreement with Mercury Advisors, an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .29% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2001, Mercury Advisors earned fees of $239, all of which were waived. Mercury Advisors also reimbursed the Fund for additional expenses of $43,389.

      The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of Mercury Advisors, FAM, PSI, FAMD, FDS, and/or ML & Co.


                        June 30, 2001 (7) Mercury Small Cap Index Fund

      NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(3)   Investments:

      Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 2001 were $124,837 and $271,149, respectively.

(4)   Capital Share Transactions:

      Net increase (decrease) in net assets derived from capital share transactions was $(144,378) and $163,459 for the six months ended June 30, 2001 and for the period February 15, 2000 to December 31, 2000, respectively.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Six Months
      Ended June 30, 2001                               Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares issued to shareholders in
        reinvestment of dividends                              6      $      53
                                                      -------------------------
      Net increase                                             6      $      53
                                                      =========================
      -------------------------------------------------------------------------

      Class I Shares for the Period
      February 15, 2000+ to December 31, 2000           Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                            286      $   2,655
      Shares redeemed                                       (261)        (2,374)
                                                      -------------------------
      Net increase                                            25      $     281
                                                      =========================
      -------------------------------------------------------------------------

      + On February 15, 2000 (commencement of operations), the Fund issued 1,250 shares to Mercury Advisors for $12,500.

      Class A Shares for the Six Months
      Ended June 30, 2001                               Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                         14,169      $ 126,105
      Shares issued to shareholders in
        reinvestment of dividends                            107            967
                                                      -------------------------
      Total issued                                        14,276        127,072
      Shares redeemed                                    (31,422)      (271,503)
                                                      -------------------------
      Net decrease                                       (17,146)     $(144,431)
                                                      =========================
      -------------------------------------------------------------------------

      Class A Shares for the Period
      February 15, 2000+ to December 31, 2000           Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                         17,369      $ 164,992
      Shares redeemed                                       (193)        (1,814)
                                                      -------------------------
      Net increase                                        17,176      $ 163,178
                                                      =========================
      -------------------------------------------------------------------------

      + On February 15, 2000 (commencement of operations), the Fund issued 1,250 shares to Mercury Advisors for $12,500.

(5)   Capital Loss Carryforward:

      At December 31, 2000, the Fund had a net capital loss carryforward of approximately $4,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


                        June 30, 2001 (8) Mercury Small Cap Index Fund

                                     Mercury Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                 Master Small Cap Index Series
                 ===============================================================
                                                            Shares
                 Issue                                       Held       Value
================================================================================
Common         + 1-800 CONTACTS, INC.                        1,200  $     29,748
Stocks         + 1-800-FLOWERS.COM, Inc.                     1,224        18,164
                 1st Source Corporation                      2,440        68,320
               + 3 Dimensional Pharmaceuticals, Inc.           600         5,766
               + 3D Systems Corporation                      2,500        42,500
               + the 3DO Company                             9,496        69,131
               + 3TEC Energy Corporation                     4,100        65,600
               + 4Kids Entertainment, Inc.                   1,997        38,243
               + 7-Eleven, Inc.                              5,600        63,000
               + 99 Cents Only Stores                        5,991       179,430
               + II-VI Incorporated                          2,394        41,895
                 A. Schulman, Inc.                           7,002        94,527
                 A.M. Castle & Company                         500         6,740
                 A.O. Smith Corporation                      3,167        56,689
                 AAR Corp.                                   5,791        99,026
               + ABIOMED, Inc.                               3,895        91,844
                 ABM Industries, Inc.                        4,224       157,344
               + ACT Manufacturing, Inc.                     3,300        36,102
               + ACTV, Inc.                                  9,766        32,521
               + ADE Corporation                             1,817        34,523
               + ADVO Systems, Inc.                          4,510       154,017
               + AFC Enterprises, Inc.                       1,600        30,640
                 AGCO Corporation                           15,754       144,149
                 AGL Resources Inc.                         13,030       309,462
               + AMC Entertainment Inc.                      3,600        46,800
                 AMCOL International Corporation             4,783        28,698
                 AMCORE Financial, Inc.                      6,212       149,336
                 AMETEK, Inc.                                7,884       240,856
               + ANADIGICS, Inc.                             7,780       178,940
               + ANC Rental Corporation                      9,000        27,000
               + ANSYS, Inc.                                 4,100        76,752
               + ANTEC Corporation                           7,000        86,800
               + APAC Customer Services Inc.                 5,682        18,012
               + ARIAD Pharmaceuticals, Inc.                 7,294        36,981
               + AT&T Latin America Corp. (Class A)         13,000        64,740
               + ATMI, Inc.                                  6,148       184,440
               + ATP Oil & Gas Corporation                     300         3,372
               + ATS Medical, Inc.                           5,187        78,116
               + AVANIR Pharmaceuticals (Class A)           12,200        75,640
               + AVANT Immunotherapeutics, Inc.             13,237        74,789
               + AVI BioPharma, Inc.                         4,300        33,325
               + AXT, Inc.                                   4,630       123,621
               + aaiPharma Inc.                              1,600        25,104
                 Aaron Rents, Inc.                           3,349        56,933
               + Acacia Research Corporation                 3,665        61,902
                 Acadia Realty Trust                         6,600        46,068
               + Acclaim Entertainment Inc.                 12,200        59,536
               + Accredo Health, Incorporated                6,202       230,652
               + The Ackerley Group, Inc.                    2,342        26,254
               + Aclara Biosciences Inc.                     7,541        58,518
               + Actel Corp.                                 5,347       131,269
               + Action Performance Companies, Inc.          3,600        90,000
               + Active Power, Inc.                          6,800       113,424
               + Activision, Inc.                            3,800       149,150
               + Actrade Financial Technologies, Ltd.        2,100        49,644
               + Actuate Corporation                        11,230       107,246
               + Adaptec, Inc.                              22,400       222,656
               + Adelphia Business Solutions, Inc.           6,729        27,589
               + Administaff, Inc.                           5,358       139,308
               + Adolor Corporation                          7,000       151,200
               + Adtran, Inc.                                4,500        92,250
               + Advanced Digital Information
                   Corporation                              12,534       216,838
               + Advanced Energy Industries, Inc.            4,394       181,340
                 Advanced Marketing Services, Inc.           2,181        45,474
               + Advanced Neuromodulation Systems, Inc.      1,200        31,200
               + Advanced Tissue Sciences, Inc.             14,050        70,250
                 Advanta Corp.                               5,529        88,464
               + Aeroflex Incorporated                      14,364       150,822
               + Aether Systems, Inc.                        6,200        54,870
               + Affiliated Managers Group, Inc.             5,318       327,057
               + Agile Software Corporation                  6,700       113,900
                 Airborne, Inc.                             12,743       147,691
               + Airgas, Inc.                               12,013       142,955
               + AirGate PCS, Inc.                           2,810        64,630
               + AirTran Holdings, Inc.                     12,720       130,380
               + Akamai Technologies, Inc.                  15,300       140,377
               + Aksys, Ltd.                                 3,200        33,248
                 Alabama National BanCorporation             2,161        70,124
               + Alamosa Holdings, Inc.                     16,584       270,319
               + Alaska Air Group, Inc.                      6,012       173,747
               + Alaska Communications Systems
                   Holdings, Inc.                            3,874        35,447
               + Albany International Corp. (Class A)        3,553        67,152
               + Albany Molecular Research, Inc.             5,024       190,962
                 Albemarle                                   6,129       142,009
                 Alexander & Baldwin, Inc.                  10,344       266,358
               + Alexander's, Inc.                             367        22,057
                 Alexandria Real Estate Equities, Inc.       3,156       125,609
               + Alexion Pharmaceuticals, Inc.               4,209       101,016
                 Alfa Corporation                            9,332       230,500
                 Alico, Inc.                                 1,300        41,678
               + Align Technology, Inc.                      2,200        17,248
               + Allen Telecom Inc.                          6,133        91,995
               + Alliance Fiber Optic Products, Inc.         1,300         6,175
               + Alliance Gaming Corporation                 2,000        78,540
               + Alliance Semiconductor Corporation          6,272        75,389
               + Alliant Techsystems Inc.                    3,418       307,278
               + Alloy Online, Inc.                          2,700        38,637
               + Allscripts Healthcare Solutions, Inc.       9,059        81,531
               + Alpha Industries, Inc.                     10,700       316,185
                 Alpharma, Inc. (Class A)                    6,825       185,981
                 Ambassadors International, Inc.             1,100        27,170
               + Amerco                                      2,351        52,427
               + America West Holdings Corporation
                   (Class B)                                 8,071        80,468
               + American Axle & Manufacturing
                   Holdings, Inc.                            1,817        30,889
                 American Capital Strategies, Ltd.           5,989       168,051
                 American Financial Holdings, Inc.           7,172       169,259
                 American Greetings Corporation (Class A)   16,620       182,820
               + American Healthways, Inc.                   1,900        73,188
               + American Italian Pasta Company (Class A)    3,767       174,789
               + American Management Systems, Incorporated  10,000       236,000
               + American Medical Systems Holdings, Inc.     6,100        93,635
               + American Online Latin America, Inc.
                   (Class A)                                 4,400        39,556
               + American Physicians Capital, Inc.           3,500        68,250
                 American States Water Company               2,448        83,232
               + American Superconductor Corporation         4,462       115,120
                 American Woodmark Corporation               1,600        61,472
               + AmeriPath, Inc.                             5,933       173,837
               + Ameristar Casinos, Inc.                       200         3,200
                 Ameron International Corporation            1,100        73,425
                 AmerUs Group Co.                            7,200       255,384
                 Amli Residential Properties Trust           2,840        69,864
               + AmSurg Corp. (Series A)                     5,100       150,705
               + Amtran, Inc.                                  200         4,378
               + Amylin Pharmaceuticals, Inc.               13,425       151,031
                 Analogic Corporation                        1,590        72,424
               + Anaren Microwave, Inc.                      5,085       101,700
                 Anchor Bancorp, Inc.                        5,064        80,518
               + Anchor Gaming                               3,313       214,086
                 Andover Bancorp, Inc.                       1,731        86,983
               + Andrew Corporation                         19,500       359,775
               + Anixter International Inc.                  6,246       191,752
                 Annaly Mortgage Management Inc.            11,700       160,407
               + AnnTaylor Stores Corporation                5,794       207,425
               + Ansoft Corporation                            700        11,900
               + AnswerThink Consulting Group, Inc.         10,219       102,088
                 Anthracite Capital, Inc.                    8,900        98,345
               + Antigenics Inc.                             3,801        75,070
               + Aphton Corporation                          3,958        86,680
                 Apogee Enterprises, Inc.                    5,600        69,944
                 Applebee's International, Inc.              8,020       160,480
               + Applica Incorporated                        4,522        35,995
                 Applied Industrial Technologies, Inc.       4,231        80,177
               + Applied Innovation Inc.                     1,000         8,350
               + Applied Molecular Evolution                 3,200        39,936
               + Apria Healthcare Group Inc.                 9,662       278,749
                 AptarGroup, Inc.                            7,748       251,268
               + Arbitron Inc.                               6,539       157,590
                 Arch Chemicals, Inc.                        4,156        90,725
                 Arctic Cat Inc.                             3,919        56,826
               + Arden Group, Inc. (Class A)                   700        33,600
                 Area Bancshares Corporation                 2,715        44,798
               + AremisSoft Corporation                      4,210        68,202
               + Arena Pharmaceuticals, Inc.                 3,900       118,911
                 Argonaut Group, Inc.                        4,366        87,757
               + Argosy Gaming Company                       5,085       141,160
               + Arkansas Best Corporation                   4,740       109,257
               + Armor Holdings, Inc.                        3,116        46,740
               + Armstrong Holdings, Inc.                    6,616        23,487
                 Arnold Industries, Inc.                     3,916        75,814
               + ArQule, Inc.                                5,000       108,300
               + Array BioPharma Inc.                        2,200        20,020
                 Arrow Financial Corporation                 2,100        53,025
                 Arrow International, Inc.                   2,354        90,394
               + Art Technology Group, Inc.                 13,000        75,400
               + Artesyn Technologies, Inc.                  8,117       104,709
               + ArthroCare Corporation                      5,165       135,065
                 ArvinMeritor, Inc.                         15,931       266,685
               + Ascential Software Corporation             69,100       403,544
               + AsianInfo Holdings, Inc.                    6,800       134,300
               + Aspect Communications Corporation          10,900        76,191
               + Aspect Medical Systems, Inc.                2,206        34,193
               + Aspen Technology, Inc.                      7,308       176,854
                 Associated Estates Realty Corporation       2,400        23,184
               + Astec Industries, Inc.                      3,696        63,756
               + AstroPower, Inc.                            2,700       140,778
               + Asyst Technologies, Inc.                    7,141        96,404
               + Atlantic Coast Airlines Holdings, Inc.      9,386       281,486


                                     9 & 10

                                     Mercury Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                 Master Small Cap Index Series (continued)
                 ===============================================================
                                                            Shares
                 Issue                                       Held        Value
================================================================================
Common         + Atlas Air, Inc.                             3,298  $     46,700
Stocks           Atmos Energy Corporation                    9,664       236,381
(continued)    + Atrix Laboratories, Inc.                    4,000        94,800
               + Atwood Oceanics, Inc.                       2,637        92,559
               + Audiovox Corporation (Class A)              4,173        46,320
               + August Technology Corp.                       500         7,140
               + Aurora Biosciences Corporation              5,402       167,462
               + Aurora Food Inc.                            4,079        22,353
               + Auspex Systems, Inc.                        9,300        66,402
               + Avanex Corporation                          7,900        76,630
               + Avant! Corporation                          9,048       120,338
               + Avatar Holdings Inc.                          600        13,800
               + Aviall, Inc.                                3,200        35,104
               + Avici Systems Inc.                         12,900       110,553
               + Avid Technology, Inc.                       5,434        85,314
               + Avigen, Inc.                                5,189       111,564
                 Avista Corporation                         11,351       226,793
               + Avocent Corporation                        10,558       240,195
               + Aware, Inc.                                 4,343        39,087
               + Aztar Corporation                           8,711       105,403
               + BARRA, Inc.                                 2,759       108,015
               + BE Aerospace, Inc.                          7,100       135,255
                 BEI Technologies, Inc.                      3,000        81,030
               + BKF Capital Group, Inc.                       900        29,880
                 BMC Industries, Inc.                        3,900        23,400
               + BOK Financial Corporation                   2,212        59,503
                 BRE Properties, Inc.                       11,066       335,300
                 BSB Bancorp, Inc.                           2,836        65,370
               + BSQUARE Corporation                         4,438        46,643
               + Bacou USA, Inc.                               754        21,248
                 Baldor Electric Company                     5,694       121,681
                 Baldwin & Lyons, Inc. (Class B)             1,551        32,571
                 Ball Corporation                            6,634       315,513
               + Bally Total Fitness Holding
                   Corporation                               6,739       199,542
                 BancFirst Corporation                         945        38,036
                 BancFirst Ohio Corp.                        2,500        56,625
                 BancorpSouth, Inc.                         19,988       339,796
                 Bandag, Incorporated                        2,561        69,915
                 Bank Mutual Corporation                     1,600        22,560
                 Bank of Granite Corp.                       3,379        77,717
                 BankAtlantic Bancorp, Inc. (Class A)        6,801        59,101
               + BankUnited Financial Corporation
                   (Class A)                                 4,400        61,820
                 Banner Corporation                          3,200        70,400
                 Banta Corporation                           5,911       173,192
                 Barnes Group Inc.                           3,959        97,787
                 Bassett Furniture Industries,
                   Incorporated                              1,400        17,612
                 Bay View Capital Corporation               15,215       113,808
               + Beacon Power Corporation                    8,300        57,270
               + Beasley Broadcast Group, Inc. (Class A)     2,563        43,571
               + Beazer Homes USA, Inc.                      2,300       146,027
               + bebe stores, inc.                             840        24,494
                 Bedford Property Investors, Inc.            3,449        72,257
                 Bel Fuse Inc.                               1,659        55,162
               + Belco Oil & Gas Corp.                       3,168        28,512
                 Belden Inc.                                 5,861       156,782
               + Bell Microproducts Inc.                     4,400        52,624
               + Benchmark Electronics, Inc.                 4,432       107,964
                 Berkley (W.R.) Corporation                  4,556       188,710
                 Berry Petroleum Company (Class A)           3,401        49,315
               + Bethlehem Steel Corporation                35,008        70,716
               + Beverly Enterprises, Inc.                  23,231       248,572
               + BioMarin Pharmaceutical Inc.                3,848        50,832
               + Biopure Corporation                         4,025       106,139
               + Bio-Rad Laboratories, Inc. (Class A)        1,664        82,867
               + Biosite Diagnostics Incorporated            3,049       136,595
               + BioSphere Medical Inc.                        200         2,564
               + Bio-Technology General Corp.               14,624       191,574
               + Black Box Corporation                       4,635       312,214
               + Blue Martini Software, Inc.                 3,500        10,500
                 Blyth, Inc.                                 7,818       201,001
                 Bob Evans Farms, Inc.                       8,414       151,452
               + Boca Resorts, Inc. (Class A)                5,957        87,747
               + Bone Care International, Inc.               1,810        47,965
                 BorgWarner, Inc.                            6,292       312,209
               + Borland Software Corporation               12,467       194,485
               + Boron, LePore & Associates, Inc.            2,600        35,828
               + The Boston Beer Company (Class A)             700         6,034
               + Boston Communications Group, Inc.           4,300        61,920
                 Boston Private Financial Holdings, Inc.     3,500        78,400
                 Bowne & Co., Inc.                           7,940        91,310
               + Boyd Gaming Corporation                     7,132        41,009
               + The Boyds Collection, Ltd.                 12,619       156,728
                 Boykin Lodging Company                      3,132        40,403
                 Brady Corporation                           3,785       136,752
                 Brandywine Realty Trust                     6,151       138,090
               + Braun Consulting, Inc.                      3,079        24,786
                 Briggs & Stratton Corporation               5,159       217,194
               + Bright Horizons Family Solutions, Inc.      2,611        81,985
               + Brightpoint, Inc.                          13,458        39,028
               + Brio Technology, Inc.                       4,494        32,806
                 BriteSmile, Inc.                            4,300        45,193
               + Brookline Bancorp, Inc.                     1,981        27,813
               + Brooks Automation, Inc.                     4,222       194,634
                 Brown & Brown                               4,767       200,166
                 Brown Shoe Company, Inc.                    3,960        71,478
               + Bruker Daltonics, Inc.                     10,300       155,221
                 Brush Engineered Materials Inc.             4,007        64,112
               + Buca, Inc.                                  3,687        80,192
               + Buckeye Technologies Inc.                   5,088        73,267
               + The Buckle, Inc.                            1,249        23,606
               + Building Materials Holding Corporation      2,100        31,941
                 Burlington Coat Factory Warehouse
                   Corporation                               4,317        86,340
               + Burnham Pacific Properties, Inc.            8,612        41,338
                 Bush Industries, Inc.                       1,896        24,932
                 Butler Manufacturing Company                  700        17,500
                 C&D Technologies, Inc.                      5,828       180,668
               + CACI International Inc. (Class A)           2,558       120,226
                 CARBO Ceramics Inc.                         1,368        50,684
               + CB Richard Ellis Services Inc.              2,689        42,217
                 CBL & Associates Properties, Inc.           4,914       150,811
                 CBRL Group, Inc.                           13,509       228,978
                 CCBT Financial Companies Inc.               1,600        47,984
               + CCC Information Services Group Inc.         2,416        14,351
               + C-COR.net Corp.                             6,834        82,008
               + CDI Corp.                                   2,822        47,946
               + CEC Entertainment Inc.                      6,699       330,596
                 CFS Bancorp, Inc.                           2,800        38,724
                 CH Energy Group, Inc.                       4,052       178,085
               + CIBER, Inc.                                11,523       107,740
               + CIMA Labs Inc.                              3,500       274,750
                 CIRCOR International, Inc.                  1,300        23,465
                 CLARCOR Inc.                                5,348       143,594
                 CNA Surety Corporation                      3,186        44,604
               + CONMED Corporation                          3,922       102,168
                 CPB Inc.                                    1,734        51,292
                 CPI Corp.                                   2,233        54,709
               + CSFBdirect                                  4,367        20,743
               + CSK Auto Corporation                        4,334        35,756
               + CSS Industries, Inc.                        1,576        40,598
                 CT Communications, Inc.                     3,355        62,269
                 CTS Corporation                             6,688       137,104
               + CUNO Incorporated                           4,078       122,340
               + CV Therapeutics, Inc.                       3,961       225,777
                 CVB Financial Corp.                         4,231        81,235
               + CYTOGEN Corporation                        20,291       109,571
               + Cable Design Technology                    10,552       170,520
                 Cabot Industrial Trust                      8,995       188,895
                 Cabot Oil & Gas Corporation (Class A)       7,172       174,997
               + CacheFlow Inc.                              7,200        35,496
               + Cadiz Inc.                                  6,859        63,171
               + Cal Dive International, Inc.                7,112       174,955
                 Calgon Carbon Corporation                   7,949        62,400
               + California Pizza Kitchen, Inc.              4,100        95,325
                 California Water Service Group              3,096        79,412
               + Caliper Technologies Corp.                  4,567        96,135
               + Callon Petroleum Company                    1,655        19,612
                 Cambrex Corporation                         5,370       271,615
               + Cambridge Technology Partners, Inc.        12,797        45,301
                 Camden Property Trust                       8,608       315,914
               + Caminus Corporation                         2,543        68,585
                 Capital Automotive                          4,514        81,252
                 Capital City Bank Group, Inc.               1,382        34,370
                 Capitol Federal Financial                   6,766       130,787
                 Capitol Transamerica Corporation            3,100        47,213
               + Capstead Mortgage Corporation               3,555        63,279
                 Caraustar Industries, Inc.                  6,205        57,086
               + CardioDynamics International
                   Corporation                               6,132        32,929
               + Career Education Corporation                4,964       297,344
                 Carlisle Companies Incorporated             7,220       251,761
                 Carpenter Technology Corporation            4,650       136,198
               + Carreker Corporation                        4,495        96,642
               + Carrier Access Corporation                  2,580        15,454
                 Carter-Wallace, Inc.                        4,623        89,455
                 Cascade Natural Gas Corporation             3,322        70,759
               + Casella Waste Systems, Inc.                 4,251        53,137
                 Casey's General Stores, Inc.               10,654       138,502
                 Cash America International, Inc.            4,719        40,111
               + Catalytica Energy Systems, Inc.             3,700        80,290
               + Catapult Communications Corporation         1,500        33,750
                 Cathay Bancorp, Inc.                        1,917       104,841
                 The Cato Corporation (Class A)              4,091        79,856
               + Celeritek, Inc.                             3,534        52,833
               + Cell Genesys, Inc.                          8,824       180,892
               + Cell Pathways, Inc.                         6,490        41,082
               + Cell Therapeutics, Inc.                     8,103       223,967
               + Centennial Bancorp                          3,100        25,575
               + Centennial Communications Corp.             1,526        20,128
                 CenterPoint Properties Corporation          4,964       249,193
                 Centex Construction Products, Inc.          1,377        44,753
               + Centillium Communications, Inc.             5,613       138,866
               + Centra Software, Inc.                       5,700        96,843


                                     11 & 12

                                     Mercury Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                 Master Small Cap Index Series (continued)
                 ===============================================================
                                                            Shares
                 Issue                                       Held        Value
================================================================================
Common         + Central Coast Bancorp                       2,100  $     51,912
Stocks           Central Parking Corporation                 3,385        63,300
(continued)      Central Vermont Public Service
                   Corporation                               3,600        68,076
                 Century Aluminum Company                    3,668        58,835
               + Century Business Services, Inc.            21,076       113,810
               + Cerus Corporation                           2,325       168,725
               + Champion Enterprises, Inc.                 12,241       139,303
               + Championship Auto Racing Teams, Inc.        2,232        35,712
                 Charles E. Smith Residential Realty, Inc.   4,724       236,909
               + Charles River Laboratories
                   International, Inc.                       9,100       309,400
               + Charlotte Russe Holding Inc.                4,500       120,600
               + Charming Shoppes, Inc.                     23,288       139,728
                 Charter Municipal Mortgage
                   Acceptance Company                        8,286       132,162
                 Chateau Communities, Inc.                   4,408       138,411
               + Cheap Tickets, Inc.                         3,302        49,860
               + Checkpoint Systems, Inc.                    7,531       132,546
               + The Cheesecake Factory Incorporated         8,943       253,088
                 Chelsea Property Group, Inc.                3,442       161,430
                 Chemed Corporation                          2,164        78,207
                 ChemFirst Inc.                              3,194        83,683
                 Chemical Financial Corporation              4,632       136,644
                 Chesapeake Corporation                      3,362        83,210
               + Chesapeake Energy Corporation              33,678       229,010
               + Chico's FAS, Inc.                           4,938       146,906
               + The Children's Place Retail Stores, Inc.    2,585        69,278
               + Chiles Offshore, Inc.                       1,000        17,750
               + ChipPAC, Inc.                               8,700        90,828
                 Chittenden Corporation                      5,706       192,007
               + Choice Hotels International, Inc.           8,599       128,985
               + Choice One Communications Inc.              1,600        10,784
               + Chordiant Software, Inc.                    6,689        20,736
               + Christopher & Banks Corporation             3,300       107,580
                 Church & Dwight Co., Inc.                   8,783       223,527
                 Churchill Downs Incorporated                1,132        28,391
               + Ciphergen Biosystems, Inc.                  2,700        18,225
               + Circuit City Stores, Inc.--CarMax
                   Group                                     6,800       108,528
                 Citizens Banking Corporation               11,130       325,553
               + Citizens, Inc.                              2,600        17,784
               + City Holding Company                        5,400        70,524
                 CityBank                                    2,806        75,762
                 Claire's Stores, Inc.                       9,313       180,300
               + Clarent Corporation                         6,042        55,526
               + Clark/Bardes, Inc.                          1,500        33,450
               + Clayton Williams Energy, Inc.               1,938        32,849
                 Cleco Corporation                          10,546       239,922
                 Cleveland-Cliffs Inc.                       2,391        44,234
               + Click Commerce, Inc.                        3,200        28,800
               + Closure Medical Corporation                 1,113        25,566
                 Coachmen Industries, Inc.                   2,507        33,218
                 Coastal Bancorp, Inc.                         500        15,980
                 Cobalt Corporation                            500         3,500
                 CoBiz Inc.                                  1,800        40,950
                 Coca-Cola Bottling Co. Consolidated           187         7,358
               + Cognex Corporation                          7,200       243,720
               + Cognizant Technology Solutions Corporation  2,049        86,980
               + Coherent, Inc.                              6,694       242,122
                 Cohu, Inc.                                  4,769       107,303
               + Coinstar, Inc.                              5,430       120,818
               + Coldwater Creek Inc.                          898        23,348
               + Cole National Corporation (Class A)         1,600        23,600
               + Collins & Aikman Corporation               18,395       114,049
                 The Colonial BancGroup, Inc.               27,479       395,148
                 Colonial Properties Trust                   3,941       121,383
               + Columbia Banking System, Inc.               2,000        25,520
               + Columbia Laboratories, Inc.                 6,001        48,548
               + Comdisco, Inc.                             31,400        41,762
                 The Commerce Group, Inc.                    5,598       205,950
               + Commerce One, Inc.                         44,800       261,632
                 Commercial Bank of New York                   900        28,323
                 Commercial Federal Corporation             12,307       284,292
                 Commercial Metals Company                   2,712        86,865
                 Commercial Net Lease Realty                 6,175        87,994
                 Commonwealth Bancorp, Inc.                  1,300        23,231
               + Commonwealth Telephone Enterprises, Inc.    2,589       109,385
               + CommScope, Inc.                            12,400       291,400
                 Community Bank System, Inc.                 1,200        33,600
                 Community Banks, Inc.                       2,200        65,670
                 Community First Bankshares, Inc.            9,431       216,913
                 Community Trust Bancorp, Inc.               1,800        43,200
               + CompuCredit Corporation                     2,651        29,294
               + Computer Network Technology Corporation     6,154        65,294
               + Computerized Thermal Imaging, Inc.         12,800        63,360
                 CompX International Inc.                    1,942        23,207
               + Comstock Resources, Inc.                    5,176        53,054
               + Conceptus, Inc.                             1,000        15,000
               + Concord Camera Corp.                        7,198        42,468
               + Concurrent Computer Corporation            11,879        83,153
                 Conestoga Enterprises, Inc.                 1,400        41,370
                 Connecticut Bancshares, Inc.                2,100        54,978
                 Connecticut Water Service, Inc.             1,600        55,312
               + Connetics Corporation                       8,507        64,483
               + Consolidated Freightways Corporation        2,400        21,504
               + Consolidated Graphics, Inc.                 1,500        25,500
               + Constellation 3D, Inc.                      2,000        11,340
               + Conventry Health Care Inc.                 15,516       313,423
               + Convera Corporation                         3,469        17,345
                 Cooper Companies, Inc.                      3,292       169,209
                 Cooper Tire & Rubber Company               14,696       208,683
               + CoorsTek, Inc.                              1,652        61,950
               + Copart, Inc.                                8,942       261,554
               + Copper Mountain Networks, Inc.             15,000        61,500
               + Corillian Corporation                       2,528        10,112
               + Corinthian Colleges, Inc.                   1,869        87,974
               + Corixa Corporation                         10,186       173,875
                 Corn Products International, Inc.           8,519       272,608
                 Cornerstone Realty Income Trust, Inc.      12,710       147,436
               + The Corporate Executive Board Company       8,316       349,272
                 Corporate Office Properties Trust             700         7,000
               + Corrections Corporation of America          6,626       105,691
                 Corus Bankshares, Inc.                      1,976       119,054
               + Corvas International, Inc.                  7,400        87,172
               + CorVel Corporation                            905        33,711
               + Cosine Communications, Inc.                19,700        44,128
               + Cost Plus, Inc.                             5,576       167,280
               + CoStar Group Inc.                           2,650        69,695
                 Cousins Properties, Inc.                    8,540       229,299
               + Covad Communications Group, Inc.           43,300        43,733
               + Covance Inc.                               13,928       315,469
               + Covansys Corporation                        4,299        48,579
               + Covanta Energy Corporation                 11,985       221,243
               + Covenant Transport, Inc. (Class A)            500         6,225
                 Crawford & Company (Class B)                8,229       148,122
               + Credence Systems Corporation               12,600       305,424
               + Credit Acceptance Corporation               2,994        23,054
               + Crestline Capital Corporation               3,235       100,544
                 Crompton Corporation                       27,235       296,861
                 Crossman Communities, Inc.                  1,373        54,494
               + Crossroads Systems, Inc.                    3,612        23,442
                 Crown American Realty Trust                 3,200        26,720
               + Crown Cork & Seal Company, Inc.            28,600       107,250
               + Crown Media Holdings, Inc. (Class A)        3,956        73,384
               + CryoLife, Inc.                              4,074       166,667
                 Cubic Corporation                           1,184        37,403
               + Cubist Pharmaceuticals, Inc.                6,557       249,166
               + Cumulus Media Inc. (Class A)                7,829       106,318
               + Curis, Inc.                                 5,600        27,048
                 Curtiss-Wright Corporation                  1,381        74,160
               + Cyberonics, Inc.                            5,299        89,553
               + Cygnus, Inc.                                7,698        78,905
               + Cymer, Inc.                                 7,336       185,527
               + DDi Corp.                                   9,384       187,680
               + DIANON Systems, Inc.                        1,500        68,250
                 DIMON Incorporated                         11,200       112,000
               + DMC Stratex Networks, Inc.                 18,700       187,000
                 DQE, Inc.                                  14,000       315,000
               + DRS Technologies, Inc.                      3,500        80,430
               + DSP Group, Inc.                             6,083       130,480
               + DUSA Pharmaceuticals, Inc.                  4,037        57,648
               + DVI, Inc.                                   2,107        37,083
               + Daisytek International Corporation          4,900        77,175
               + Daktronics, Inc.                            4,000        61,560
               + Dal-Tile International Inc.                13,330       247,271
                 Datascope Corp.                             2,763       127,347
               + Datastream Systems, Inc.                    3,919        29,549
                 Deb Shops, Inc.                               300         5,631
               + deCODE GENETICS, INC.                       6,200        76,322
               + Del Monte Foods Company                     5,949        49,853
               + Del Webb Corporation                        4,067       157,352
               + dELiA*s Corp. (Class A)                     7,600        60,800
                 Delphi Financial Group, Inc. (Class A)      3,044       117,194
                 Delta and Pine Land Company                 8,484       166,711
               + Deltagen, Inc.                              1,700        15,266
                 Deltic Timber Corporation                   2,365        68,112
               + Denbury Resources Inc.                      3,470        32,618
               + Dendreon Corporation                        4,300        71,939
               + Dendrite International, Inc.                6,769        50,768
                 Developers Diversified Realty
                   Corporation                              12,760       234,529
                 Diagnostic Products Corporation             5,128       170,250
                 The Dial Corporation                       22,685       323,261
               + DiamondCluster International, Inc.
                   (Class A)                                 7,211        91,796
               + Digene Corporation                          2,885       117,708
               + Digex, Inc.                                 5,300        68,900
               + Digimarc Corporation                        2,711        65,471
               + Digital Generation Systems, Inc.            5,800        24,070
               + Digital Insight Corporation                 6,730       148,733
               + Digital Lightwave, Inc.                     3,000       110,880
               + DigitalThink, Inc.                          3,245        22,780
               + Digitas Inc.                                2,009         8,840
                 Dillard's, Inc. (Class A)                  15,598       238,181


                                    13 & 14

                                     Mercury Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                 Master Small Cap Index Series (continued)
                 ===============================================================
                                                            Shares
                 Issue                                       Held        Value
================================================================================
Common           Dime Community Bancshares                   2,257  $     76,557
Stocks         + Dionex Corporation                          5,083       169,010
(continued)    + Direct Focus, Inc.                          5,009       237,928
               + Discount Auto Parts, Inc.                   1,000        10,850
               + Ditech Communications Corporation           6,800        50,456
               + Diversa Corporation                         6,511       132,434
               + Divine Inc. (Class A)                      17,800        37,380
               + Dobson Communications Corporation
                   (Class A)                                 4,900        83,545
               + Docent, Inc.                                7,600        76,000
               + Documentum, Inc.                            8,275       106,913
                 Dole Food Company, Inc.                    10,851       206,712
               + Dollar Thrifty Automotive Group, Inc.       5,633       135,192
                 Donaldson Company, Inc.                     9,371       291,907
                 Doral Financial Corporation                 7,930       271,999
                 Dover Downs Entertainment, Inc.             3,652        56,241
                 Downey Financial Corp.                      4,706       222,406
               + The Dress Barn, Inc.                        3,534        80,399
                 Dreyer's Grand Ice Cream, Inc.              4,465       124,573
               + Dril-Quip, Inc.                             1,501        32,317
               + Duane Reade Inc.                            2,328        75,660
               + DuPont Photomasks, Inc.                     1,108        53,461
               + Dura Automotive Systems, Inc.               3,253        52,048
               + Duramed Pharmaceuticals, Inc.               5,700       101,973
               + DuraSwitch Industries, Inc.                   400         6,196
               + Durect Corporation                          3,900        54,600
               + Dyax Corp.                                  5,100        88,893
               + Dycom Industries, Inc.                     10,700       245,351
               + Dynacq International, Inc.                  1,600        30,768
                 EDO Corporation                             2,600        41,470
               + EEX Corporation                             7,528        21,154
               + EGL, Inc.                                   8,924       155,813
               + EMCOR Group, Inc.                           2,218        80,181
               + EMCORE Corporation                          5,286       162,545
               + EPIQ Systems, Inc.                          1,700        43,673
               + ESCO Technologies Inc.                      3,060        92,259
               + ESS Technology, Inc.                        6,029        42,203
               + EXE Technologies, Inc.                      6,100        35,746
               + E.piphany, Inc.                            13,900       141,224
                 The Earthgrains Company                    10,241       266,266
               + EarthShell Corporation                      8,256        28,070
                 East West Bancorp, Inc.                     6,080       164,160
                 EastGroup Properties, Inc.                  3,127        70,670
               + Echelon Corporation                         5,600       172,256
               + Eclipsys Corporation                       10,333       290,357
               + Eden Bioscience Corporation                 3,600        35,964
               + Edison Schools, Inc.                        5,385       122,993
               + Education Management Corporation            4,471       179,064
               + Edwards Lifesciences Corporation           14,144       372,836
               + eFunds Corporation                         10,381       193,087
               + El Paso Electric Company                   12,370       197,796
               + Elantec Semiconductor, Inc.                 5,363       181,216
                 Elcor Corporation                           5,494       111,254
               + Electro Rent Corporation                    2,553        41,639
               + Electro Scientific Industries, Inc.         6,497       247,536
               + Electroglas, Inc.                           5,679       100,518
               + Electronics Boutique Holdings Corp.         2,498        79,312
               + Electronics for Imaging, Inc.              12,800       377,600
               + Elizabeth Arden, Inc.                       2,700        65,907
               + Embarcadero Technologies, Inc.              1,730        38,596
               + Emex Corporation                            1,300        14,105
               + Emisphere Technologies, Inc.                4,082       118,664
                 Empire District Electric Company            4,191        86,712
               + Encompass Services Corporation             16,592       148,498
               + Encore Aquisition Company                     500         5,750
               + Encore Wire Corporation                     2,000        23,740
               + Endo Pharmaceuticals Holdings, Inc.         3,500        34,125
               + Endocare, Inc.                              2,603        41,622
                 Energen Corporation                         6,608       182,381
               + Energy Conversion Devices, Inc.             3,444        96,432
               + Energy Partners, Ltd.                       4,200        56,322
                 Engineered Support Systems, Inc.            1,900        74,461
               + Entegris Inc.                               8,500        97,325
                 Entertainment Properties Trust              3,520        64,240
               + EntreMed, Inc.                              4,214        67,424
               + Entrust Technologies Inc.                   9,600        68,064
               + Enzo Biochem, Inc.                          5,029       170,986
                 Equity Inns Inc.                            7,340        71,932
                 Equity One, Inc.                              100         1,124
               + eSPEED, Inc. (Class A)                      3,799        83,578
               + Esperion Therapeutics, Inc.                 5,800        62,350
                 Essex Property Trust, Inc.                  3,424       169,659
               + Esterline Technologies Corporation          4,390        95,483
               + Evergreen Resources, Inc.                   3,596       136,648
               + Exact Sciences Corporation                    300         4,128
               + Exar Corporation                            9,054       178,907
               + Excel Technology, Inc.                      1,992        43,983
               + Exelixis, Inc.                              8,709       165,210
                 Exide Corporation                           6,158        70,817
               + Extensity, Inc.                             2,640        26,664
               + F5 Networks, Inc.                           4,616        81,103
                 F&M Bancorp                                 2,699        80,430
                 F&M National Corporation                    6,857       274,280
                 F.N.B. Corporation                          5,051       149,005
               + F.Y.I. Incorporated                         3,553       145,673
                 FBL Financial Group, Inc. (Class A)         2,425        43,650
               + FEI Company                                 3,355       137,555
               + FLIR Systems, Inc.                          3,000        75,090
               + FSI International, Inc.                     5,874        74,012
               + FTI Consulting, Inc.                        2,600        56,680
               + Factory 2-U Stores Inc.                     3,289        96,532
                 FactSet Research Systems Inc.               4,387       156,616
                 Fair, Isaac and Company, Incorporated       4,228       261,375
               + The Fairchild Corporation (Class A)         3,000        21,030
                 Farmer Brothers Co.                           171        39,843
                 Farmers Capital Bank Corporation            2,085        84,651
                 Fedders Corporation                         5,941        30,893
               + Federal Agricultural Mortgage
                   Corporation                               1,500        47,970
                 Federal-Mogul Corporation                  14,757        24,939
                 Federal Realty Investment Trust             9,243       191,700
                 Federal Signal Corporation                 10,907       255,987
                 FelCor Lodging Trust Inc.                   7,770       181,818
                 Ferro Corporation                           7,141       155,745
               + FiberCore, Inc.                             5,900        38,409
                 Fidelity Bankshares, Inc.                   4,200        60,438
               + FileNET Corporation                         8,463       125,252
               + Financial Federal Corporation               2,367        68,525
                 Financial Institutions, Inc.                1,300        29,120
               + The Finish Line, Inc.                       5,200        64,948
                 The First American Financial
                   Corporation                              16,156       305,995
                 First Bancorp                               2,200        54,186
                 First Busey Corporation                     1,976        42,346
                 First Charter Corporation                   6,723       126,056
                 First Citizens BancShares, Inc. (Class A)   1,347       146,150
                 First Commonwealth Financial Corporation   12,770       191,550
                 First Community Bancshares, Inc.            1,400        43,750
               + First Consulting Group, Inc.                3,474        25,013
                 First Essex Bancorp, Inc.                   2,100        51,912
                 First Federal Capital Corp.                 2,912        47,174
                 First Financial Bancorp                     8,318       142,071
                 First Financial Bankshares, Inc.            2,606        80,786
                 First Financial Corporation                 1,624        78,179
                 First Financial Holdings, Inc.              2,826        64,998
               + First Horizon Pharmaceutical Corporation    1,600        51,360
                 First Indiana Corporation                   1,831        47,661
                 First Industrial Realty Trust, Inc.         9,913       318,604
                 First Merchants Corporation                 2,454        58,724
                 First Midwest Bancorp, Inc.                10,027       297,301
                 First Niagara Financial Group, Inc.         2,317        35,983
                 First Place Financial Corp.                 2,600        33,592
               + First Republic Bank                         1,900        46,550
                 First Sentinel Bancorp Inc                  6,393        86,753
                 Firstbank Corp.                             4,486       121,077
               + FirstFed Financial Corp.                    3,700       110,260
                 Fisher Communications, Inc                    800        58,312
               + Fisher Scientific International Inc.       12,924       374,796
                 Flagstar Bancorp, Inc.                      1,700        35,530
                 Fleetwood Enterprises, Inc.                 7,840       110,387
                 Fleming Companies, Inc.                     9,875       352,538
                 Florida East Coast Industries, Inc.         5,500       194,700
                 Florida Rock Industries, Inc.               3,015       141,404
               + Flow International Corporation              1,700        18,360
               + Flowers Foods, Inc.                         4,100       128,535
               + Flowserve Corporation                       9,114       280,256
                 Flushing Financial Corporation              1,100        26,301
               + Foamex International Inc.                   2,300        17,020
               + Focal Communications Corporation            1,400         3,304
               + Footstar, Inc.                              4,767       163,985
                 Forest City Enterprises, Inc. (Class A)     3,630       199,650
               + Forrester Research, Inc.                    3,562        80,466
               + Forward Air Corporation                     4,188       125,431
               + Fossil, Inc.                                3,625        75,219
                 Franchise Finance Corporation of
                   America                                  13,424       337,077
                 Franklin Electric Co., Inc.                   915        69,449
                 Fred's, Inc.                                3,166        81,525
               + FreeMarkets, Inc.                           7,400       148,000
                 Fremont General Corporation                13,771        89,511
                 Friedman, Billings, Ramsey Group,
                   Inc. (Class A)                            5,166        36,162
               + Friedman's Inc. (Class A)                   2,200        25,300
               + Frontier Airlines, Inc.                     7,850        96,162
                 Frontier Financial Corporation              3,641       101,948
                 Frontier Oil Corporation                    7,177        95,095
               + ftd.com inc.                                3,500        24,780
               + FuelCell Energy, Inc.                       6,026       139,140
               + Furniture Brands International, Inc.       11,976       335,328
                 G&K Services, Inc. (Class A)                4,916       132,240
                 GBC Bancorp                                 2,451        69,976
               + GTECH Holdings Corporation                  6,664       236,639
               + Gabelli Asset Management Inc. (Class A)     1,096        45,100
                 Gables Residential Trust                    5,491       164,455
                 Garan, Incorporated                         1,300        44,395
               + Gardner Denver Inc.                         2,757        56,656
               + Gartner Group, Inc. (Class A)              17,796       195,756


                                    15 & 16

                                     Mercury Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                 Master Small Cap Index Series (continued)
                 ===============================================================
                                                            Shares
                 Issue                                       Held        Value
================================================================================
Common         + Gaylord Entertainment Company               5,254  $    151,315
Stocks         + Genaissance Pharmaceuticals, Inc.           3,600        50,544
(continued)      GenCorp Inc.                                7,460        95,488
               + Gene Logic Inc.                             6,687       145,777
               + Genelabs Technologies, Inc.                 7,300        15,038
               + Genencor International Inc.                 1,700        27,013
                 General Cable Corporation                   8,390       155,634
               + General Communication, Inc. (Class A)       8,239        99,692
               + General Semiconductor, Inc.                 8,541        89,339
               + Genesco Inc.                                5,638       189,437
               + GenesisIntermedia, Inc.                     3,300        61,875
               + The Genlyte Group Incorporated              2,373        73,349
               + Genome Therapeutics Corp.                   5,994        88,951
               + GenRad, Inc.                                6,895        41,370
               + GenStar Therapeutics Corporation            1,500        11,100
               + Genta Incorporated                          5,497        73,605
                 Gentek, Inc.                                1,133         6,005
               + Gentiva Health Services, Inc.               4,933        88,794
               + Genuity Inc.                               39,000       121,680
               + Genzyme Corporation--Genzyme
                   Biosurgery Division                       6,800        56,236
               + Genzyme Molecular Oncology                  2,800        37,940
               + Genzyme Transgenics Corporation             4,234        42,086
                 Georgia Gulf Corporation                    6,631       102,780
                 Gerber Scientific, Inc.                     4,457        48,804
                 German American Bancorp                     3,100        49,104
               + Geron Corporation                           5,266        73,724
               + Getty Images, Inc.                          8,100       212,706
                 Getty Realty Corporation                      800        15,328
                 Gibraltar Steel Corporation                 1,312        25,715
                 Glacier Bancorp, Inc.                       2,400        45,600
                 Glenborough Realty Trust Incorporated       4,691        90,536
                 Glimcher Realty Trust                       6,651       119,053
               + Global Imaging Systems, Inc.                  700         7,350
                 Global Payments Inc.                        8,289       249,499
               + Global Sports, Inc.                         1,400        11,200
               + GlobalSCAPE, Inc.                             290            --
               + GlobeSpan, Inc.                            12,100       176,660
                 Gold Banc Corporation                       7,309        56,572
               + Golden Telecom, Inc.                        1,792        25,088
                 The Gorman-Rupp Company                     1,200        28,920
               + GoTo.com, Inc.                              4,723        91,862
                 Graco Inc.                                  7,396       244,068
                 Granite Construction Incorporated           6,876       174,788
                 Gray Communications Systems, Inc.           3,000        57,120
                 Great American Financial Resources, Inc.    1,478        26,663
               + The Great Atlantic & Pacific Tea
                   Company, Inc.                             5,035        74,518
                 Great Lakes REIT, Inc.                      2,925        53,264
                 Great Southern Bancorp, Inc.                1,900        49,913
                 Greater Bay Bancorp                        10,733       268,110
               + Green Mountain Coffee, Inc.                 1,400        41,832
                 Greif Bros. Corporation (Class A)           2,775        84,221
                 Grey Global Group Inc.                        136        90,440
               + Grey Wolf, Inc.                            34,284       137,136
               + Griffon Corporation                         6,952        76,472
               + Group 1 Automotive, Inc.                    3,627       107,359
               + Guess?, Inc.                                1,185         7,938
               + Guilford Pharmaceuticals Inc.               5,536       188,224
               + Guitar Center, Inc.                         4,656        98,381
               + Gulf Island Fabrication, Inc.               1,117        16,085
               + GulfMark Offshore, Inc.                       600        18,882
               + The Gymboree Corporation                    7,900        67,150
                 H.B. Fuller Company                         3,295       164,420
               + H Power Corp.                               5,100        49,521
                 HEICO Corporation (Class A)                 2,126        40,819
               + HNC Software Inc.                           8,332       162,474
                 HRPT Properties Trust                      31,411       305,629
               + HS Resources, Inc.                          3,612       234,058
               + Haemonetics Corporation                     5,097       155,458
               + Hain Celestial Group, Inc.                  5,557       122,254
                 Hancock Fabrics, Inc.                       2,400        21,480
                 Hancock Holding Company                     1,718        73,788
               + Handleman Company                           5,993       100,383
               + Handspring, Inc.                            3,300        25,410
                 Harbor Florida Bancshares, Inc.             4,517        86,501
                 Harleysville Group Inc.                     6,460       192,185
                 Harleysville National Corporation           1,788        82,695
                 Harman International Industries,
                   Incorporated                              7,619       290,208
               + Harmonic Inc.                              14,100       141,000
                 Harsco Corporation                          9,611       260,746
               + Harvard Bioscience, Inc.                    2,500        27,575
                 Haverty Furniture Companies, Inc.           2,936        43,893
                 Hawaiian Electric Industries, Inc.          8,369       319,696
               + Hayes Lemmerz International, Inc.           3,553        22,739
               + Headwaters Incorporated                     6,200        99,200
                 Health Care REIT, Inc.                      7,569       179,764
                 Healthcare Realty Trust, Inc.               9,666       254,216
               + HealthExtras, Inc.                          1,600        15,168
               + Heartland Express, Inc.                     3,576        81,533
               + Heidrick & Struggles International, Inc.    5,158       104,862
                 Helix Technology Corporation                5,761       175,595
               + Hemispherx Biopharma, Inc.                  2,700        18,900
                 Herbalife International, Inc. (Class A)     5,075        50,699
               + Hexcel Corporation                          4,462        56,890
               + hi/fn, inc.                                 1,925        29,125
               + Hibbett Sporting Goods, Inc.                  600        22,236
                 Hickory Tech Corporation                    3,147        50,352
                 Highwoods Properties, Inc.                 12,840       342,186
                 Hilb, Rogal and Hamilton Company            3,103       135,756
                 Holly Corporation                           1,300        23,887
               + Hollywood Casino Corporation (Class A)      1,000         7,850
               + Hollywood Entertainment Corporation        11,407        96,503
                 Home Properties of New York, Inc.           4,731       142,403
                 Hooper Holmes, Inc.                        13,546       138,169
                 Horace Mann Educators Corporation           9,784       210,845
               + Horizon Offshore, Inc.                      4,276        57,726
               + Hot Topic, Inc.                             4,636       144,180
               + HotJobs.com, Ltd.                           6,893        62,037
                 Houghton Mifflin Company                    6,115       366,472
               + The Houston Exploration Company             1,883        58,844
               + Hovnanian Enterprises, Inc. (Class A)       4,000        58,040
                 Hudson River Bancorp, Inc.                  2,800        50,680
                 Hudson United Bancorp                      11,851       302,200
                 Hughes Supply, Inc.                         5,711       135,065
               + Hutchinson Technology Incorporated          6,053       115,310
               + Hydril Company                              3,600        81,972
               + Hyperion Solutions Corporation              7,712       115,680
               + Hyseq, Inc.                                 3,145        36,167
               + I-many, Inc.                                8,500       114,750
               + I-STAT Corporation                          3,876        57,132
                 IBERIABANK Corporation                      1,900        56,145
               + ICU Medical, Inc.                           1,000        41,280
                 IDEX Corporation                            7,226       245,684
               + IDEXX Laboratories, Inc.                    7,944       248,250
               + IDT Corporation                             3,862        52,137
               + IDT Corporation (Class B)                   5,162        56,782
               + IDX Systems Corporation                     3,327        39,957
               + IGEN International, Inc.                    3,027        78,702
               + IHOP Corp.                                  3,748       100,634
                 IKON Office Solutions, Inc.                33,954       332,749
               + ILEX Oncology, Inc.                         6,802       203,380
                 IMC Global Inc.                            25,900       264,180
               + IMPATH Inc.                                 4,424       195,983
               + IMPCO Technologies, Inc.                    2,154        76,144
               + IMPSAT Fiber Networks Inc.                  2,453         4,906
               + IMRglobal Corp.                             7,731        84,500
               + INAMED Corporation                          3,994       113,070
                 IRT Property Company                        5,893        64,175
               + ITC/\ DeltaCom, Inc.                       10,967        43,868
               + ITT Educational Services, Inc.              5,624       253,080
               + ITXC Corp.                                  7,775        54,425
               + IVEX Packaging Corporation                  3,830        72,770
               + IXYS Corporation                            2,295        35,802
               + iBasis, Inc.                                5,808        29,040
               + Identix Incorporated                        6,030        37,687
               + Illumina, Inc.                              3,500        41,230
               + Illuminet Holdings, Inc.                    6,904       217,131
               + Imation Corp.                               7,988       201,298
               + Imatron Inc.                               16,572        33,144
               + The Immune Response Corporation             9,879        46,925
               + ImmunoGen, Inc.                             9,656       193,120
               + Immunomedics, Inc.                          9,419       201,567
               + Impax Laboratories, Inc.                    3,000        36,600
               + Incyte Pharmaceuticals, Inc.               15,700       384,964
                 Independence Community Bank Corp.          14,263       281,552
                 Independent Bank Corporation
                 (Massachusetts)                             2,955        58,332
                 Independent Bank Corporation (Michigan)     2,100        51,555
               + Indus International, Inc.                   5,772        46,765
               + IndyMac Mortgage Holdings, Inc.            14,625       391,950
               + Inet Technologies, Inc.                     1,400        11,466
               + InFocus Corporation                         9,313       189,892
               + Infogrames, Inc.                            3,493        26,547
               + Information Holdings Inc.                   4,118       133,011
               + Information Resources, Inc.                 5,400        55,836
               + InfoSpace.com, Inc.                        55,600       213,504
               + infoUSA Inc.                                5,561        33,366
                 Ingles Markets, Incorporated (Class A)      3,505        43,111
               + Inkine Pharmaceutical Company, Inc.         6,200        30,380
               + Inktomi Corporation                        27,100       259,889
                 Innkeepers USA Trust                        6,763        81,021
               + Innovative Solutions and Support, Inc.      1,000        14,400
               + Input/Output, Inc.                         10,927       138,773
               + Insight Enterprises, Inc.                   8,883       217,633
               + Insignia Financial Group, Inc.              4,592        56,482
               + Insituform Technologies, Inc. (Class A)     5,232       190,968
               + Insmed Incorporated                         6,600        59,334
               + Inspire Pharmaceuticals, Inc.               4,600        64,400
               + Insurance Auto Auctions, Inc.               1,965        33,405
                 Integra Bank Corporation                    3,474        86,051


                                    17 & 18

                                     Mercury Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                 Master Small Cap Index Series (continued)
                 ===============================================================
                                                            Shares
                 Issue                                       Held        Value
================================================================================
Common         + Integra LifeSciences Holdings               2,500  $     54,125
Stocks         + Integral Systems, Inc.                      1,800        43,434
(continued)    + Integrated Circuit Systems, Inc.            6,593       126,586
               + Integrated Electrical Services, Inc.        6,497        63,346
               + Integrated Measurement Systems, Inc.        1,700        37,315
               + Integrated Silicon Solution, Inc.           7,085        98,480
               + InteliData Technologies Corporation         9,277        54,734
                 Inter-Tel Inc.                              4,878        58,097
                 Interactive Data Corporation                8,761        78,849
               + Interactive Intelligence, Inc.                838         9,218
               + The InterCept Group, Inc.                   2,943       111,834
               + InterDigital Communications Corporation    12,847       170,223
                 Interface, Inc.                            10,786        80,895
               + Intergraph Corp.                           11,891       183,121
               + Interlogix Inc.                             4,283       156,329
               + Intermagnetics General Corporation          2,800        90,720
               + InterMune Inc.                              5,497       195,803
               + Internap Network Services Corporation      32,400       105,948
                 International Bancshares Corporation        3,993       167,706
               + International Multifoods                    3,726        77,314
               + International Specialty Products Inc.       2,365        25,069
               + Internet Capital Group, Inc.               49,700        99,400
               + Interneuron Pharmaceuticals, Inc.           9,400        79,806
                 Interpool, Inc.                             2,257        35,435
                 Interstate Bakeries Corporation             7,033       112,528
               + InterTAN, Inc.                              6,294        88,116
               + Intertrust Technologies Corporation        14,188        17,026
               + InterVoice-Brite, Inc.                      7,575        83,325
               + Intrado Inc.                                2,300        39,491
               + IntraNet Solutions, Inc.                    4,398       167,344
               + Intuitive Surgical, Inc.                    8,100       109,431
                 Invacare Corp.                              4,971       192,030
               + Inverness Medical Technology, Inc.          6,300       233,100
                 Investors Real Estate Trust                 3,400        29,920
               + Iomega Corporation                         65,543       156,648
               + Ionics, Inc.                                4,137       130,315
                 Irwin Financial Corporation                 1,848        46,477
               + Isis Pharmaceuticals, Inc.                  8,559       106,046
               + Isle of Capri Casinos, Inc.                 4,579        43,043
               + Itron, Inc.                                 3,800        72,086
               + Ixia                                        9,500       180,500
               + J.B. Hunt Transport Services, Inc.          3,961        72,328
               + J.D. Edwards & Company                     23,551       333,011
               + J&J Snack Foods Corp.                         700        15,505
               + J. Jill Group Inc.                          3,000        60,750
                 The J.M. Smucker Company                    4,742       123,292
               + JAKKS Pacific, Inc.                         4,942        92,415
               + JDA Software Group, Inc.                    4,554        75,642
                 JDN Realty Corporation                      6,971        94,806
                 JLG Industries, Inc.                        9,266       114,435
               + JNI Corp.                                   6,148        86,072
                 JP Realty, Inc.                             2,098        51,401
               + Jack in the Box Inc.                        8,820       230,202
                 Jeffries Group, Inc.                        5,330       172,692
                 John H. Harland Company                     6,948       161,888
                 John Wiley & Sons, Inc. (Class A)          10,741       254,025
               + Jones Lang Lasalle Inc.                     6,408        84,586
               + Journal Register Co.                        6,392       102,911
               + K2 Inc.                                     3,000        34,290
                 KB HOME                                     8,574       258,678
               + KCS Energy, Inc.                            7,600        50,160
                 K-Swiss Inc. (Class A)                      2,200        53,086
               + K-V Pharmaceutical Company (Class B)        4,868       163,078
               + Kaiser Aluminum Corporation                 5,249        20,891
                 Kaman Corp. (Class A)                       5,352        94,730
               + Kana Communications, Inc.                  39,297        80,165
                 Kansas City Life Insurance Company          1,342        53,680
               + Kansas City Southern Industries, Inc.      13,100       206,980
                 Kaydon Corp.                                6,974       178,883
               + Keane, Inc.                                12,700       279,400
                 Keithley Instruments, Inc.                  1,660        35,358
                 Kellwood Co.                                5,489       126,796
                 Kelly Services, Inc. (Class A)              3,864        93,702
               + Kendle International Inc.                   1,700        34,068
                 Kennametal Inc.                             7,326       270,329
               + Kenneth Cole Productions, Inc. (Class A)    2,392        48,199
               + Keryx Biopharmaceuticals, Inc.              1,900        20,121
               + Key Energy Services, Inc.                  22,373       242,523
               + Key Production Company, Inc.                4,047        67,383
               + Key3Media Group, Inc.                       6,006        69,730
               + Keynote Systems, Inc.                       6,521        71,405
                 Keystone Property Trust                     2,800        37,492
               + kforce.com, Inc.                            5,885        38,252
                 Kilroy Realty Corporation                   5,900       171,690
                 Kimball International (Class B)             8,322       150,628
               + Kirby Corporation                           4,874       120,144
               + Knight Transportation, Inc.                 3,076        63,212
                 Koger Equity, Inc.                          5,548        91,542
               + Kopin Corporation                          16,600       201,524
               + Korn/Ferry International                    8,239       127,704
               + Kos Pharmaceuticals, Inc.                   1,434        56,643
               + Kosan Biosciences, Inc.                     2,100        16,170
                 Kramont Realty Trust                        3,400        46,512
               + The Kroll-O'Gara Company                    2,100        19,866
               + Kronos, Inc.                                2,825       115,684
               + Kulicke and Soffa Industries               11,524       197,752
                 LNR Property Corp.                          5,290       185,150
                 LSI Industries Inc.                         1,700        39,763
               + LTX Corporation                            11,456       292,815
               + La Jolla Pharmaceutical Company             6,600        67,650
               + La Quinta Properties, Inc.                 30,927       160,202
                 La-Z-Boy Inc.                              11,567       213,989
               + Labor Ready, Inc.                           9,716        50,912
                 Laclede Gas Company                         3,948       100,279
               + Ladish Co.                                  1,800        24,066
                 Lakeland Bancorp, Inc.                      3,600        65,160
                 Lancaster Colony Corporation                6,836       225,451
                 Lance, Inc.                                 5,716        77,166
               + Land's End, Inc.                            2,995       120,249
                 LandAmerica Financial Group, Inc.           4,724       150,459
                 Landauer, Inc.                              1,400        42,000
                 Landry's Seafood Restaurants                4,647        78,999
               + Landstar System, Inc.                       2,088       142,026
               + Lantronix, Inc.                             4,800        49,440
               + Large Scale Biology Corp.                   1,700        12,070
                 LaSalle Hotel Properties                    3,824        68,144
                 Lawson Products, Inc.                       1,147        33,607
               + Leap Wireless International, Inc.           6,930       209,979
               + Learning Tree International, Inc.           3,171        72,806
               + LeCroy Corporation                          1,200        30,564
               + Legato Systems, Inc.                       21,392       341,202
                 Lennox International Inc.                   8,735        95,648
               + Lexar Media, Inc.                          13,600        21,624
               + Lexent Inc.                                 2,600        22,464
               + Lexicon Genetics Incorporated               6,905        86,312
                 Lexington Corporate Properties Trust        3,742        57,889
                 Libbey, Inc.                                3,233       128,382
               + Liberate Technologies, Inc.                25,000       273,750
                 The Liberty Corporation                     4,065       162,600
               + Liberty Digital, Inc. (Class A)             6,600        40,194
               + Liberty Livewire Corporation (Class A)      2,536        22,190
               + LifePoint Hospitals, Inc.                   9,269       410,431
               + Ligand Pharmaceuticals Incorporated
                   (Class B)                                10,471       118,322
               + Lightbridge, Inc.                           6,655       129,107
               + LightPath Technologies, Inc. (Class A)      5,619        50,009
                 Lincoln Electric Holdings, Inc.             7,460       190,230
                 Lindsay Manufacturing Co.                   2,381        45,239
               + Linens 'n Things, Inc.                      8,646       236,209
                 Liqui-Box Corporation                         648        25,253
               + Lithia Motors, Inc. (Class A)                 700        11,760
               + Littelfuse Inc.                             4,378       117,287
               + Local Financial Corp.                       3,500        45,150
               + LodgeNet Entertainment Corporation          2,261        39,567
                 Lone Star Steakhouse & Saloon, Inc.         5,376        69,834
               + Lone Star Technology                        5,992       216,910
                 Longs Drug Stores Corporation               7,083       152,639
                 Longview Fibre Company                     12,352       152,177
               + Loudcloud, Inc.                             1,500         4,560
                 Louisiana-Pacific Corporation              25,114       294,587
               + Luby's Cafeterias Inc.                      5,434        53,199
                 Lufkin Industries, Inc.                       700        19,320
               + Luminent, Inc.                                800         3,360
               + Luminex Corporation                         3,351        66,986
               + Lydall, Inc.                                2,500        30,000
               + Lynch Interactive Corporation                 700        44,107
                 M/I Schottenstein Homes, Inc.               1,000        39,500
                 MAF Bancorp, Inc.                           4,899       150,399
               + MAXIMUS, Inc.                               2,404        96,376
               + MB Financial Inc.                           1,900        49,400
               + MCSi, Inc.                                  3,336        50,540
                 MDC Holdings, Inc.                          4,036       142,874
               + MEMC Electronic Materials, Inc.             8,425        64,451
               + MGI Pharma, Inc.                            4,783        59,787
               + MIPS Technologies, Inc. (Class A)           9,858       170,543
               + MKS Instruments, Inc.                       4,900       141,120
               + MP3.com, Inc.                               8,820        42,777
               + MRO Software, Inc.                          3,230        51,034
               + MRV Communications, Inc.                   17,245       161,241
               + MS Carriers                                 1,552        47,662
               + MSC Industrial Direct Co., Inc. (Class A)   8,600       149,640
               + MSC.Software Corp.                          4,000        75,000
               + MTR Gaming Group, Inc.                      4,900        66,150
                 MTS Systems Corporation                     3,900        53,781
                 MacDermid, Inc.                             4,153        74,754
                 Macerich Company                            7,410       183,768
               + MacroChem Corporation                       6,300        55,944
               + Macromedia, Inc.                           14,100       253,800
                 Madison Gas & Electric Co.                  3,632       100,970
               + Magellan Health Services, Inc.              6,300        80,640
               + Magna Entertainment Corp. (Class A)         3,500        22,365
               + Magnetek, Inc.                              3,737        46,712
               + Magnum Hunter Resources, Inc.               5,600        49,840
               + Mail-Well, Inc.                             7,451        31,667


                                    19 & 20

                                     Mercury Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                 Master Small Cap Index Series (continued)
                 ===============================================================
                                                            Shares
                 Issue                                       Held        Value
================================================================================
Common           Main Street Banks, Inc.                     1,400  $     24,752
Stocks         + The Management Network Group, Inc.          1,109         6,765
(continued)    + Manhattan Associates, Inc.                  3,139       124,775
                 The Manitowoc Co., Inc.                     5,846       172,457
                 Manufactured Home Communities               3,732       104,869
               + Manufacturers' Services Limited             2,100        12,495
               + MapInfo Corporation                         3,597        79,134
                 Marcus Corporation                          4,156        57,976
               + Martek Biosciences Corporation              3,955       112,717
               + Martha Stewart Living Omnimedia, Inc.
                   (Class A)                                 2,009        46,408
               + MasTec, Inc.                                4,600        60,720
                 Mathews International Corp. (Class A)       3,405       149,709
               + Matrix Pharmaceutical, Inc.                 5,886        61,391
               + MatrixOne, Inc.                             6,706       155,512
               + Mattson Technology, Inc.                    6,799       118,847
               + Maui Land & Pineapple Company, Inc.         1,100        28,094
               + Maverick Tube Corporation                   7,502       127,159
               + Maxim Pharmaceuticals, Inc.                 4,927        31,089
               + Maxwell Technologies, Inc.                  1,900        42,370
               + Maxygen Inc.                                6,410       124,354
               + McAfee.com Corporation                      2,054        25,223
                 McGrath Rentcorp                            1,608        38,817
               + McMoRan Exploration Co.                     2,753        41,295
               + Measurement Specialties, Inc.               1,000        16,750
               + Mechanical Technology Incorporated          4,804        34,637
               + The Med-Design Corporation                  2,100        63,294
                 Medallion Financial Corp.                   3,670        37,618
                 Media General, Inc. (Class A)               3,230       148,580
               + The Medicines Company                       5,200       106,548
               + Medis Technologies Ltd.                     1,300        14,300
               + MedQuist Inc.                               2,475        73,458
               + MemberWorks Incorporated                    2,832        65,532
               + The Men's Warehouse, Inc.                   7,580       209,208
                 Mentor Corporation                          5,634       160,569
               + Mercury Computer Systems, Inc.              4,649       205,021
               + The Meridian Resource Corporation           6,311        44,177
                 Meristar Hospitality Corp.                  9,637       228,879
               + Meritage Corporation                        1,100        50,600
               + Merix Corporation                           3,700        64,713
               + Mesa Air Group, Inc.                        8,095        99,973
               + Mesaba Holdings, Inc.                       4,076        37,581
               + Mestek, Inc.                                  100         2,305
               + MetaSolv, Inc.                              7,231        57,342
               + Metawave Communications Corporation        10,803        56,068
                 Methode Electronics                         9,280        79,808
               + Metro One Telecommunications, Inc.          2,700       116,766
               + Metromedia International Group, Inc.       17,734        58,345
               + Michael's Stores                            7,692       315,372
               + Micro General Corporation                   1,700        27,880
                 MicroFinancial Incorporated                   700        11,347
               + Micron Electronics, Inc.                    9,178        14,593
               + Micros Systems, Inc.                        4,232        93,104
               + Microsemi Corporation                       3,177       225,567
               + MicroStrategy Incorporated                  9,179        25,701
               + Microtune, Inc.                             5,800       127,600
               + Microvision, Inc.                           2,636        46,156
               + Mid Atlantic Medical Services, Inc.        11,455       205,388
                 Mid-America Apartment Communities, Inc.     3,341        85,496
                 Mid-Atlantic Realty Trust                   1,900        23,750
                 Mid-State Bancshares                        4,350        79,344
                 MidAmerica Bancorp                          1,508        43,657
                 Midas Group, Inc.                           3,626        45,688
                 Middlesex Water Company                     1,700        57,817
                 The Midland Company                           929        41,340
               + Midway Games Inc.                           7,174       132,719
                 Midwest Banc Holdings, Inc.                 2,100        46,200
               + Midwest Express Holdings                    2,630        45,630
                 Milacron Inc.                               4,669        73,163
               + Millennium Cell Inc.                        4,900        51,695
                 Millennium Chemicals Inc.                  15,249       229,497
                 Mills Corp.                                 4,303       105,854
                 Mine Safety Appliances Company              1,742        59,663
                 Minerals Technologies, Inc.                 4,655       199,793
               + Miravant Medical Technologies               3,257        42,341
                 Mission West Properties Inc.                2,600        31,460
                 Mississippi Valley Bancshares, Inc.         1,405        56,059
               + Mobile Mini, Inc.                           3,498       115,364
                 Modine Manufacturing Co.                    5,894       162,557
               + Modis Professional Services, Inc.          22,003       151,821
               + Moldflow Corporation                          400         6,164
               + Molecular Devices Corporation               4,176        83,729
               + Monaco Coach Corporation                    4,241       140,801
               + The Montana Power Company                  26,200       303,920
               + Moog Inc. (Class A)                         1,604        62,476
                 Movado Group, Inc.                          1,400        28,280
               + Movie Gallery, Inc.                         1,800        32,562
               + Mueller Industries, Inc.                    7,443       244,949
               + Multex.com Inc.                             6,468       105,105
                 Myers Industries, Inc.                      3,564        53,816
                 NACCO Industries, Inc. (Class A)            1,387       108,172
               + NATCO Group Inc. (Class A)                    900         7,920
                 NBC Capital Corporation                     1,800        53,010
                 NBT Bancorp Inc.                            4,713        90,961
               + NBTY Inc.                                  11,212       139,477
                 NCH Corporation                               508        20,015
               + NCI Building Systems, Inc.                  3,842        70,116
               + NCO Group, Inc.                             4,340       134,236
               + NEON Communications, Inc.                   1,794        12,540
                 NL Industries, Inc.                         3,362        46,564
               + NMS Communications Corporation              7,745        54,215
                 NN, Inc.                                    4,100        41,574
               + NPC International, Inc.                     1,770        19,116
               + NPS Pharmaceuticals, Inc.                   6,561       263,752
               + NS Group, Inc.                              4,001        53,413
               + NTELOS Inc.                                 3,493       105,000
                 NUI Corporation                             3,992        92,135
               + NVR, Inc.                                   1,694       250,712
               + NYFIX, Inc.                                 5,253       167,833
                 NYMAGIC, Inc.                                 100         1,980
               + Nabi                                        8,718        69,221
               + Nanogen, Inc.                               3,080        20,913
               + Nanometrics Incorporated                    2,046        56,238
               + Nanophase Technologies Corporation          1,800        19,890
               + NaPro Bio Therapeutics, Inc.                4,600        46,920
                 Nash-Finch Company                          3,200        75,520
               + National Beverage Corp.                     2,100        19,425
                 National City Bancorporation                1,300        38,935
                 National Data Corporation                   7,662       248,249
                 National Golf Properties, Inc.              2,923        79,652
               + National Health Investors, Inc.             4,666        48,060
               + National Healthcare Corporation             1,300        23,010
                 National Penn Bancshares, Inc.              3,636        73,593
                 National Presto Industries, Inc.            1,131        33,591
               + National Processing, Inc.                   1,324        37,072
                 National Service Industries, Inc.           9,802       221,231
               + National Western Life Insurance
                   Company (Class A)                           462        55,440
                 Nationwide Health Properties, Inc.         11,094       224,099
                 Natures Sunshine Products, Inc.             1,500        17,745
               + Nautica Enterprises, Inc.                   6,666       136,186
               + Navigant Consulting, Inc.                   8,423        69,069
               + Navigant International, Inc.                3,700        51,800
               + NeoPharm, Inc.                              2,000        51,000
               + Neose Technologies, Inc.                    3,099       139,455
               + Net.B@nk, Inc.                              5,935        67,065
               + Net2Phone, Inc.                             4,218        25,308
               + Netegrity, Inc.                             5,629       168,870
               + NetIQ Corporation                           9,574       299,570
               + NetRatings, Inc.                            1,017        14,645
               + Netro Corporation                          10,972        46,521
               + NetScout Systems, Inc.                      2,785        18,102
               + Network Peripherals Inc.                    3,931        45,993
               + Network Plus Corp.                          3,033         8,219
               + Neurocrine Biosciences, Inc.                5,279       211,107
               + Neurogen Corporation                        3,441        78,971
                 New England Business Services, Inc.         2,674        51,341
               + New Focus, Inc.                            11,400        94,050
               + New Horizons Worldwide, Inc.                  800        11,952
                 New Jersey Resources Corporation            4,262       192,642
                 New York Community Bancorp, Inc.            7,455       280,681
               + Newpark Resources, Inc.                    16,004       177,644
                 Newport Corporation                         8,200       217,300
               + NewPower Holdings, Inc.                    12,000       108,000
               + Next Level Communications, Inc.             3,600        24,300
               + NextCard, Inc.                              7,785        86,024
                 Nordson Corporation                         5,573       129,907
               + Nortek, Inc.                                1,730        54,011
               + North American Scientific, Inc.             1,200        17,400
                 North Pittsburgh Systems, Inc.              4,784        76,496
               + Northfield Laboratories Inc.                1,900        31,141
                 Northwest Bancorp, Inc.                     2,667        28,003
                 Northwest Natural Gas Company               6,018       149,848
                 Northwestern Corporation                    4,991       111,798
               + Novadigm, Inc.                              3,225        36,281
               + Novatel Wireless, Inc.                      3,000         6,090
               + Novavax, Inc.                               2,200        24,200
               + Noven Pharmaceuticals, Inc.                 5,331       208,975
               + Novoste Corporation                         3,948       100,674
               + Nu Horizons Electronics Corp.               2,300        21,850
                 Nu Skin Enterprises, Inc. (Class A)         9,026        76,721
               + Nuance Communications Inc.                  6,976       125,708
               + Nuevo Energy Company                        4,356        71,003
               + Numerical Technologies, Inc.                4,009        84,189
               + O'Charley's Inc.                            4,692        90,931
                 ONEOK, Inc.                                13,150       259,055
               + ONYX Software Corporation                   6,473        51,784
               + OPNET Technologies, Inc.                    1,400        25,018
               + OSCA, Inc.                                  2,300        47,656
               + OTG Software, Inc.                          4,802        33,614
               + Oak Technology, Inc.                        9,968       105,561
               + Oceaneering International, Inc.             5,254       109,020


                                    21 & 22

                                     Mercury Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                 Master Small Cap Index Series (continued)
                 ===============================================================
                                                            Shares
                 Issue                                       Held        Value
================================================================================
Common           OceanFirst Financial Corp.                  1,887  $     48,949
Stocks         + Octel Corp.                                 1,600        26,000
(continued)    + Ocular Sciences, Inc.                       4,515       114,681
               + Ocwen Financial Corporation                 7,465        76,516
               + OfficeMax, Inc.                            23,983        88,497
               + Offshore Logistics, Inc.                    4,685        89,015
                 Oglebay Norton Company                      1,200        31,656
               + Ohio Casualty Corporation                  14,523       188,073
               + Oil States International, Inc.              1,400        12,908
                 Old Second Bancorp, Inc.                    1,800        59,526
                 Olin Corporation                            8,364       142,104
                 Omega Financial Corporation                 1,990        64,058
               + OmniSky Corporation                           300           600
                 Omnova Solutions Inc.                       7,295        53,108
               + On Assignment, Inc.                         5,825       104,850
               + On Command Corporation                      1,332         5,994
               + ON Semiconductor Corporation                5,800        26,390
                 Oneida Ltd.                                 3,438        69,895
               + Onyx Pharmaceuticals, Inc.                  5,300        62,911
               + Oplink Communications, Inc.                30,400       114,000
               + Optical Cable Corporation                     534         5,340
               + Optical Communication Products, Inc.        1,900        20,216
               + Option Care, Inc.                           2,000        30,400
               + OraSure Technologies, Inc.                  7,100        88,750
               + Orbital Sciences Corporation                8,057        31,261
               + Orchid Biosciences                          9,443        72,239
               + Oregon Steel Mills, Inc.                    7,200        61,200
               + O'Reilly Automotive, Inc.                   8,742       250,895
               + Organogenesis Inc.                          7,202        53,295
                 Oriental Financial Group Inc.               3,392        64,448
                 OshKosh B'Gosh, Inc. (Class A)              2,352        78,204
                 Oshkosh Truck Corporation                   3,663       162,088
               + Osmonics, Inc.                              1,400        19,320
                 Otter Tail Power Company                    5,286       146,686
                 Overseas Shipholding Group, Inc.            6,569       200,617
                 Owens & Minor, Inc.                         7,990       151,810
               + Owens-Illinois, Inc.                       34,700       235,266
                 Oxford Industries, Inc.                     2,100        46,200
               + P.F. Chang's China Bistro, Inc.             2,554        96,797
                 P.H. Glatfelter Company                     3,966        56,555
               + PAREXEL International Corporation           6,475       126,262
               + PC Connection, Inc.                           959        15,344
               + PC-Tel, Inc.                                3,026        27,869
               + PEC Solutions, Inc.                           799        17,658
               + PECO II, Inc.                               2,000        13,100
               + PETsMART, Inc.                             26,688       188,150
                 PFF Bancorp, Inc.                           2,344        58,600
               + PICO Holdings, Inc.                         2,397        35,044
               + PLATO Learning, Inc.                        2,700        83,565
               + PLX Technology, Inc.                        5,286        44,878
                 PMA Capital Corporation (Class A)           3,206        57,868
               + POZEN Inc.                                  3,900        58,500
               + PRAECIS Pharmaceuticals Incorporated       11,450       188,238
               + PRI Automation, Inc.                        6,223       115,281
                 PS Business Parks, Inc.                     2,743        76,804
               + PSS World Medical, Inc.                    19,196       123,430
               + PYR Energy Corporation                      2,300        16,330
                 Pacific Capital Bancorp                     5,800       176,610
                 Pacific Gulf Properties, Inc.               4,517        22,088
                 Pacific Northwest Bancorp                   2,608        65,174
               + Pacific Sunwear of California, Inc.         7,168       160,778
               + PacifiCare Health Systems, Inc.             7,100       115,730
               + Packard BioScience Company                 13,998       116,183
               + Packeteer, Inc.                             6,160        77,185
               + Pain Therapeutics, Inc.                     2,700        20,655
               + Palm Harbor Homes, Inc.                     3,802        82,693
                 Pan Pacific Retail Properties, Inc.         5,028       130,728
               + Panera Bread Company (Class A)              2,100        66,297
               + Papa John's International, Inc.             4,048       102,617
               + Paradigm Genetics, Inc.                     2,992        26,928
                 Park Electrochemical Corp.                  4,433       117,031
                 Park National Corporation                   2,819       288,947
               + Parker Drilling Company                    23,018       149,617
               + ParkerVision, Inc.                          2,008        52,509
                 Parkway Properties, Inc.                    1,804        63,591
               + Pathmark Stores, Inc.                       7,800       191,880
                 Patina Oil & Gas Corporation                4,743       125,689
               + Paxar Corporation                           7,899       113,746
               + Paxson Communications Corporation           6,668        89,351
               + Pediatrix Medical Group, Inc.               4,600       152,720
               + Pegasus Communications Corporation          9,700       218,250
               + Pegasus Systems, Inc.                       5,605        64,738
               + Pemstar Inc.                                4,700        68,996
                 Penn Engineering & Manufacturing Corp.      2,256        39,480
               + Penn National Gaming, Inc.                  2,530        64,262
                 Penn Virginia Corporation                   2,379        78,269
                 PennFed Financial Services, Inc.              900        20,790
                 Pennsylvania Real Estate Investment
                   Trust                                     2,779        68,641
                 Pennzoil--Quaker State Company             18,975       212,520
                 Penton Media, Inc.                          4,804        84,070
               + Penwest Pharmaceuticals Co.                 2,000        30,980
                 People's Bank                               5,971       139,184
                 Peoples Energy Corporation                  8,792       353,438
                 The Peoples Holding Company                 1,900        62,719
                 The Pep Boys--Manny, Moe & Jack            12,226       137,298
               + Per-Se Technologies, Inc.                   6,950        56,641
               + Peregrine Pharmaceuticals, Inc.            26,228        68,980
               + Performance Food Group Company              9,348       282,590
               + Performance Technologies, Incorporated      1,500        22,500
               + Pericom Semiconductor Corporation           4,943        77,704
               + Perini Corporation                          1,200        12,000
               + Perot Systems Corporation (Class A)        14,552       263,391
               + Perrigo Company                            15,425       257,443
               + PetroQuest Energy, Inc.                     6,900        48,300
               + Pharmaceutical Resources, Inc.              3,800       116,622
               + Pharmacopeia, Inc.                          5,801       139,224
               + Pharmacyclics, Inc.                         3,600       122,040
               + Pharmos Corporation                        10,200        38,250
               + Philadelphia Consolidated Holding Corp.     2,258        78,533
                 Philadelphia Suburban Corporation          10,776       274,788
                 Phillips-Van Heusen Corporation             5,421        78,062
               + Phoenix Technologies Ltd.                   5,514        80,504
               + Photon Dynamics, Inc.                       3,437        92,799
               + Photronics, Inc.                            5,820       149,341
               + PictureTel Corporation                     10,600        59,360
                 Piedmont Natural Gas Company, Inc.          7,694       273,291
                 Pier 1 Imports, Inc.                       23,189       266,673
                 Pilgrim's Pride Corporation                 2,869        36,006
               + Pinnacle Entertainment, Inc.                4,482        32,943
               + Pinnacle Holdings Inc.                     12,200        73,322
               + Pinnacle Systems, Inc.                     10,591        64,076
                 Pioneer-Standard Electronics, Inc.          6,633        84,902
                 Pitt-Des Moines, Inc.                         700        24,150
                 Pittston Brink's Group                     12,397       276,329
               + Pixelworks, Inc.                            5,214       186,348
               + Plains Resources Inc.                       4,450       106,800
               + Planar Systems Inc.                         2,800        72,520
               + Plantronics, Inc.                           8,459       195,826
               + Playboy Enterprises, Inc.                   3,141        50,790
               + Playtex Products, Inc.                      5,776        61,803
               + Plexus Corporation                          9,906       326,898
                 Polaris Industries, Inc.                    5,613       257,075
               + Polaroid Corporation                       14,121        36,715
               + PolyMedica Corporation                      3,057       123,808
                 PolyOne Corporation                        20,155       209,814
               + Pomeroy Computer Resources, Inc.            1,400        21,000
                 Pope & Talbot, Inc.                         3,344        43,171
                 Port Financial Corp.                        2,400        48,600
               + Portal Software, Inc.                      21,200        87,556
               + Possis Medical, Inc.                        4,800        57,840
                 Post Properties, Inc.                       9,700       367,145
                 Potlatch Corporation                        6,785       233,472
               + Powell Industries, Inc.                     1,900        57,000
               + Power Integrations, Inc.                    6,297        98,233
               + Powerwave Technologies, Inc.               13,500       195,750
               + Pre-Paid Legal Services, Inc.               4,064        89,408
                 Prentiss Properties Trust                   7,429       195,383
                 Presidential Life Corporation               5,074       113,658
               + Presstek, Inc.                              7,376        88,512
               + Price Communications Corporation           11,697       236,162
               + Priceline.com Incorporated                 21,400       193,670
               + PriceSmart, Inc.                              716        31,146
               + Prima Energy Corporation                    2,974        71,644
                 Prime Group Realty Trust                    1,383        18,670
               + Prime Hospitality Corp.                    10,800       127,980
               + Private Media Group, Inc.                   2,417        22,720
               + Prize Energy Corporation                      389         7,508
               + ProAssurance Corporation                    3,585        61,841
               + ProBusiness Services, Inc.                  3,691        97,996
               + Prodigy Communications Corporation
                   (Class A)                                 4,242        24,137
               + Professional Detailing, Inc.                1,721       158,332
               + The Profit Recovery Group
                   International, Inc.                       9,638       110,451
               + Progenics Pharmaceuticals, Inc.             1,500        28,665
               + Progress Software Corporation               7,082       114,728
                 Promistar Financial Corp.                   3,311        79,464
               + ProQuest Company                            3,624       112,344
                 Prosperity Bancshares, Inc.                   700        16,751
               + Proton Energy Systems, Inc.                 8,700       104,400
                 Provident Bancorp, Inc.                     1,400        27,342
                 Provident Bancshares Corporation            6,407       159,791
               + Province Healthcare Company                 7,454       263,052
               + Proxim, Inc.                                7,162       100,984
                 Public Service Company of New Mexico        9,372       300,935
                 Pulitzer Inc.                               2,027       107,026
               + Puma Technology, Inc.                       8,803        26,409
               + Pure Resources, Inc.                        3,181        57,258
               + Purina Mills, Inc.                          1,700        40,800
               + QRS Corporation                             3,043        50,514
                 Quaker Chemical Corporation                 1,100        20,900
               + Quaker City Bancorp, Inc.                   1,400        41,258


                                    23 & 24

                                     Mercury Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                 Master Small Cap Index Series (continued)
                 ===============================================================
                                                            Shares
                 Issue                                       Held        Value
================================================================================
Common         + Quaker Fabric Corporation                   3,800  $     38,950
Stocks           Quanex Corporation                          3,275        84,821
(continued)    + Quicksilver Resources Inc.                  2,600        46,800
               + Quiksilver, Inc.                            4,959       123,975
                 Quixote Corporation                         2,000        57,140
                 R & G Financial Corporation (Class B)       3,060        49,113
               + R.H. Donnelley Corporation                  7,283       233,056
               + RARE Hospitality International, Inc.        5,618       126,967
               + RCN Corporation                             7,000        38,430
               + REMEC, Inc.                                11,569       143,456
                 RFS Hotel Investors, Inc.                   6,991       110,388
                 RGS Energy Group Inc.                       8,282       310,575
                 RLI Corp.                                   1,595        71,647
               + ROHN Industries, Inc.                       2,000         9,500
                 RPC, Inc.                                   2,601        36,934
                 RPM, Inc.                                  24,581       226,145
               + RTI International Metals, Inc.              4,013        61,198
               + Radiant Systems, Inc.                       3,554        57,290
               + RadiSys Corporation                         3,242        74,080
               + RailAmerica, Inc.                           5,000        57,100
               + Rainbow Technologies, Inc.                  5,438        30,398
               + Ralcorp Holdings, Inc.                      7,213       135,172
               + Rambus Inc.                                18,800       231,428
               + Range Resources Corporation                13,400        80,400
                 Raymond James Financial, Inc.               9,031       276,349
                 Rayonier Inc.                               6,538       303,690
               + Rayovac Corporation                         4,907       104,568
               + Read-Rite Corporation                      26,800       138,020
                 Realty Income Corporation                   6,518       192,672
                 Reckson Associates Realty Corporation       8,708       200,284
               + Recoton Corporation                         1,600        27,720
               + Red Hat, Inc.                               6,400        25,600
                 Redwood Trust, Inc.                           600        13,650
                 Regal-Beloit Corporation                    4,566        94,973
                 Regency Centers Corporation                 5,586       141,884
               + Regeneration Technologies, Inc.             4,200        36,960
               + Regeneron Pharmaceuticals, Inc.             6,236       216,077
               + Regent Communications, Inc.                 4,071        48,811
                 Regis Corporation                           8,089       169,788
               + Register.com, Inc.                          5,291        81,958
               + RehabCare Group, Inc.                       3,395       163,639
                 Reliance Steel & Aluminum Co.               4,047       102,187
               + Remedy Corporation                          6,572       228,706
               + Remington Oil & Gas Corporation             4,600        87,400
               + Renaissance Learning, Inc.                  1,914        96,829
               + Renal Care Group, Inc.                     11,302       371,723
               + Rent A Center Inc.                          1,900        99,940
               + Rent-Way, Inc.                              5,603        61,073
                 Republic Bancorp Inc.                      10,084       140,168
                 Republic Bancorp, Inc. (Class A)            3,100        40,300
               + Republic Bancshares, Inc.                   2,000        33,760
               + Research Frontiers Incorporated             2,745        74,115
               + ResortQuest International, Inc.             2,800        32,200
                 Resource America, Inc. (Class A)            4,700        61,570
               + Resources Connection, Inc.                  2,000        51,680
               + Respironics, Inc.                           8,157       242,752
               + Revlon, Inc. (Class A)                      3,414        24,751
               + Ribozyme Pharmaceuticals, Inc.              1,986        19,860
                 Richmond County Financial Corp.             5,725       214,802
               + Rigel Pharmaceuticals, Inc.                 4,900        41,650
                 Riggs National Corporation                  3,564        60,552
               + Right Management Consultants, Inc.          2,000        52,200
               + Rightchoice Managed Care, Inc.                900        39,960
                 Riviana Foods Inc.                          1,372        24,902
                 Roadway Express, Inc.                       3,476        82,625
                 Roanoke Electric Steel Corporation          1,800        31,428
                 Robbins & Myers, Inc.                       1,412        39,818
               + The Robert Mondavi Corporation (Class A)    2,331        94,499
                 Rock-Tenn Company (Class A)                 2,380        29,155
               + Rogers Corporation                          3,255        86,257
                 Rollins, Inc.                               3,760        74,862
                 Roper Industries, Inc.                      7,007       292,542
               + Rosetta Inpharmatics, Inc.                  5,800        89,900
               + Roxio, Inc.                                 4,582        59,566
                 Royal Bancshares of Pennsylvania,
                   Inc. (Class A)                            1,700        31,450
                 Ruby Tuesday, Inc.                         15,392       263,203
                 Ruddick Corporation                         7,292       123,599
               + Rudolph Technologies, Inc.                  2,073        97,431
               + Rural Cellular Corporation (Class A)        1,626        73,658
                 Russ Berrie and Company, Inc.               2,188        64,327
                 Russell Corporation                         6,003       101,991
               + Ryan's Family Steak Houses, Inc.            7,335        89,854
                 Ryder System, Inc.                         12,609       247,136
                 Ryerson Tull, Inc.                          5,092        68,691
                 The Ryland Group, Inc.                      3,476       175,886
                 S&T Bancorp, Inc.                           5,693       153,711
                 S.Y. Bancorp, Inc.                            900        30,600
               + S1 Corporation                             14,600       204,400
               + SBA Communications Corporation              8,853       219,112
               + SBS Technologies, Inc.                      3,949        74,715
               + SCM Microsystems, Inc.                      3,726        38,750
               + SCP Pool Corporation                        3,622       124,742
                 SCPIE Holdings Inc.                         2,098        42,380
               + SEACOR SMIT Inc.                            4,119       192,522
                 SEMCO Energy, Inc.                          4,353        65,295
               + SERENA Software, Inc.                       3,763       136,747
               + SIPEX Corporation                           5,161        77,879
               + SITEL Corporation                          13,404        21,446
                 SJNB Financial Corp.                        1,000        43,240
                 SJW Corp.                                     458        39,159
                 SL Green Realty Corp.                       5,032       152,520
                 SLI, Inc.                                   4,243        35,005
               + SONICblue Incorporated                     19,407        64,043
               + SPS Technologies, Inc.                      2,281       108,119
               + SPSS Inc.                                   2,343        37,043
               + SRI/Surgical Express, Inc.                    900        27,369
               + STERIS Corporation                         15,594       312,660
               + Saba Software, Inc.                         6,518       106,960
               + Safeguard Scientifics, Inc.                26,400       135,696
               + Saga Communications, Inc. (Class A)         1,547        36,726
               + Sage, Inc.                                  3,400        52,700
               + Salem Communications Corporation
                   (Class A)                                 2,169        47,458
               + Salton, Inc.                                1,980        35,244
               + Sanchez Computer Associates, Inc.           2,699        35,762
                 Sanderson Farms, Inc.                         100         1,267
                 Sandy Spring Bancorp, Inc.                  2,314        74,511
               + Sangamo Biosciences, Inc.                   1,700        24,888
               + SangStat Medical Corporation                4,804        78,690
                 Santander BanCorp                           1,235        24,144
               + Sapient Corporation                        17,900       174,525
               + SatCon Technology Corporation               3,013        31,486
                 Sauer-Danfoss, Inc.                         2,466        23,304
                 Saul Centers, Inc.                          2,467        46,602
                 Sawtek Inc.                                 7,600       178,828
               + ScanSource, Inc.                            1,600        75,872
                 Schawk, Inc.                                  800         8,160
               + Scholastic Corporation                      6,576       295,920
               + School Specialty, Inc.                      4,136       106,916
                 Schuler Homes, Inc. (Class A)               6,000        81,240
                 Schweitzer-Manduit International, Inc.      3,595        84,842
               + SciClone Pharmaceuticals, Inc.              7,719        45,002
               + Scientific Games Corporation (Class A)      1,700        10,013
               + Scios Inc.                                  9,500       237,595
               + The Scotts Company (Class A)                3,664       151,873
                 Seaboard Corporation                           12         2,495
               + SeaChange International, Inc.               4,622        83,335
                 Seacoast Banking Corporation of
                   Florida (Class A)                         1,300        45,552
                 Seacoast Financial Services Corporation     5,565        90,431
               + Seattle Genetics, Inc.                        500         3,050
                 Second Bancorp, Incorporated                2,800        64,120
               + Secure Computing Corporation                7,372       115,814
               + SeeBeyond Technology Corporation            6,027        72,324
               + Seitel, Inc.                                5,849        76,622
               + Select Medical Corporation                  1,600        32,000
               + Selectica, Inc.                             2,243         9,600
                 Selective Insurance Group, Inc.             5,925       158,079
               + Semitool, Inc.                              3,713        44,296
                 Senior Housing Properties Trust             2,714        35,282
                 Sensient Technologies Corporation          11,611       238,258
               + Sensormatic Electronics Corporation        18,999       322,983
               + Sequa Corporation (Class A)                 1,106        50,323
               + Sequenom Inc.                               4,489        62,846
               + Serologicals Corporation                    4,700       100,298
               + ShopKo Stores, Inc.                         5,898        42,937
               + Shuffle Master, Inc.                        4,600        96,600
                 Shurgard Storage Centers, Inc. (Class A)    7,220       225,625
               + Sierra Health Services, Inc.                7,500        52,500
                 Sierra Pacific Resources                   19,688       314,811
               + SignalSoft Corporation                      3,200        36,800
               + Silgan Holdings Inc.                        1,700        29,852
               + Silicon Graphics, Inc.                     46,974        65,294
               + Silicon Image, Inc.                         8,976        44,880
               + Silicon Laboratories Inc.                   1,500        33,150
               + Silicon Storage Technology, Inc.           17,100       173,223
               + Silicon Valley Bancshares                  10,697       235,334
                 Simmons First National Corporation
                   (Class A)                                 1,300        43,420
               + Simplex Solutions, Inc.                     1,200        27,264
               + Simpson Manufacturing Co., Inc.             1,633        98,797
               + Sinclair Broadcast Group, Inc. (Class A)    7,332        75,520
               + Sirius Satellite Radio Inc.                10,332       125,947
               + Skechers U.S.A., Inc. (Class A)             4,155       121,451
               + SkillSoft Corporation                       1,200        41,100
                 Skyline Corporation                         1,519        41,317
               + Smart & Final Inc.                          2,844        31,284
               + Sola International Inc.                     4,600        64,906
               + Somera Communications, Inc.                 6,274        44,922
               + Sonic Automotive, Inc.                      6,148       117,427
               + Sonic Corp.                                 5,504       174,642
               + SonicWALL, Inc.                             9,066       228,554
               + SonoSite, Inc.                              2,115        41,031


                                    25 & 26

                                     Mercury Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                 Master Small Cap Index Series (continued)
                 ===============================================================
                                                           Shares
                 Issue                                      Held         Value
================================================================================
Common         + Sorrento Networks Corporation               3,877  $     46,446
Stocks         + Sotheby's Holdings, Inc. (Class A)          5,624        90,715
(continued)      The South Financial Group, Inc.             9,366       176,830
                 South Jersey Industries, Inc.               2,797        87,127
                 Southern Peru Limited                       4,460        55,081
               + Southern Union Company                      6,893       140,617
               + Southwest Bancorporation of Texas, Inc.     6,650       200,896
                 Southwest Gas Corporation                   6,976       165,192
                 Southwest Securities Group, Inc.            3,595        74,417
               + Southwestern Energy Company                 6,066        74,309
                 Sovran Self Storage, Inc.                   2,404        65,797
               + Spanish Broadcasting System, Inc.
                   (Class A)                                10,248        84,136
               + Spartan Stores, Inc.                        5,500        88,330
               + Spartech Corporation                        3,078        74,334
               + Specialty Laboratories, Inc.                1,500        56,775
               + Spectra-Physics Lasers, Inc.                  690        15,967
               + SpectraLink Corporation                     4,333        56,372
               + Spectrasite Holdings, Inc.                 14,800       107,152
               + Spectrian Corporation                       3,400        54,400
               + SpeechWorks International Inc.              6,400       100,480
               + Speedway Motorsports, Inc.                  2,755        69,454
               + Spherion Corporation                       12,652       113,235
                 Spiegel, Inc. (Class A)                     4,950        47,867
               + Spinnaker Exploration Company               4,311       171,836
                 Springs Industries, Inc. (Class A)          2,786       122,863
               + Sports Resorts International, Inc.          2,000        24,440
                 St. Francis Capital Corporation             1,100        24,035
                 St. Mary Land & Exploration Company         7,344       171,556
               + Stamps.com Inc.                             8,382        31,433
                 Standard Commercial Corporation             1,700        29,002
               + Standard Microsystems Corporation           2,960        52,984
                 Standard Motor Products, Inc.                 600         7,980
                 Standard Pacific Corp.                      6,313       146,146
                 The Standard Register Company               3,179        58,812
                 Standex International Corporation           2,585        61,006
               + Stanford Microdevices, Inc.                 1,525        25,772
               + Stanley Furniture Company, Inc.               700        18,830
               + Star Scientific, Inc.                       8,376        24,374
               + StarBase Corporation                       13,824        50,458
               + StarMedia Network, Inc.                     8,914        16,580
               + StarTek, Inc.                               1,440        32,544
                 State Auto Financial Corporation            2,312        37,894
                 Staten Island Bancorp, Inc.                 7,316       203,751
               + Station Casinos, Inc.                       7,921       126,736
               + The Steak n Shake Company                   4,328        40,034
               + Steel Dynamics, Inc.                        6,022        75,275
               + Stein Mart, Inc.                            5,977        61,802
               + Steinway Musical Instruments, Inc.            700        12,355
                 Stepan Company                                955        25,021
               + Stericycle, Inc.                            3,492       163,949
                 Sterling Bancorp                            1,400        42,840
                 Sterling Bancshares, Inc.                   5,313       101,903
                 Sterling Financial Corporation              2,000        46,300
               + Steve Madden, Ltd.                          2,591        47,338
               + Stewart & Stevenson Services, Inc.          6,324       208,692
               + Stewart Enterprises, Inc. (Class A)        22,988       167,812
               + Stewart Information Services Corporation    2,522        49,154
               + Stillwater Mining Company                   9,225       269,831
               + Stone Energy Corporation                    5,119       226,772
               + Stoneridge, Inc.                            2,387        25,660
                 Storage USA, Inc.                           4,080       146,880
               + Stratos Lightwave, Inc.                    14,506       188,578
                 Strayer Education, Inc.                     1,681        81,949
                 The Stride Rite Corporation                10,070        85,595
               + Structural Dynamics Research Corporation    7,906       193,697
                 The Student Loan Corporation                  996        69,471
                 Sturm, Ruger & Company, Inc.                4,715        46,207
                 Suffolk Bancorp                             1,100        49,302
               + Suiza Foods Corporation                     6,096       323,698
                 Summit Properties Inc.                      5,765       154,675
                 Sun Communities, Inc.                       3,628       128,250
               + Sunrise Assisted Living, Inc.               4,628       121,485
               + Sunrise Telecom Incorporated                3,000        17,850
               + SuperGen, Inc.                              4,768        70,233
               + Superior Energy Services, Inc.             10,389        82,073
                 Superior Industries International, Inc.     4,529       173,461
               + Supertex, Inc.                              1,919        23,680
               + Support.com, Inc.                           3,900        25,155
               + SureBeam Corporation (Class A)              2,200        37,664
               + SurModics, Inc.                             2,967       174,460
                 Susquehanna Bancshares, Inc.                8,623       175,478
               + Swift Energy Company                        5,451       164,239
               + Swift Transportation Co., Inc.             11,143       214,614
               + Sybron Dental Specialties, Inc.             7,700       157,773
               + Sykes Enterprises, Incorporated             6,368        70,048
               + Sylvan Learning System, Inc.                7,186       174,620
               + SymmetriCom, Inc.                           6,411        93,857
               + Symyx Technologies                          5,738       150,852
               + Syncor International Corporation            5,106       158,286
               + Synplicity, Inc.                            1,900        19,019
               + Syntel, Inc.                                  883         6,799
               + Syntroleum Corporation                      5,187        47,150
               + Systems & Computer Technology
                   Corporation                               7,079        64,065
                 TALX Corporation                            2,200        87,890
               + TBC Corporation                             2,500        23,950
               + TETRA Technologies, Inc.                    3,400        83,130
               + THQ Inc.                                    5,066       259,683
               + TRC Companies, Inc.                         1,500        60,255
               + TTM Technologies, Inc.                      1,700        14,960
               + Take-Two Interactive Software, Inc.         7,984       148,103
                 Tanger Factory Outlet Centers, Inc.         1,948        44,804
               + Tanox, Inc.                                 5,300       167,215
               + Targeted Genetics Corporation               8,626        56,069
                 Taubman Centers, Inc.                       6,907        96,698
               + Techne Corporation                          9,900       321,750
                 Technitrol, Inc.                            6,687       173,862
                 Tecumseh Products Company (Class A)         3,744       185,328
               + Tejon Ranch Co.                             1,115        30,384
               + Teledyne Technologies Incorporated          7,174       109,045
               + TeleTech Holdings, Inc.                     8,500        76,415
               + Telik, Inc.                                 5,200        51,220
                 Tennant Company                             2,216        88,640
               + Terayon Communication Systems, Inc.        16,500       100,980
               + Terex Corporation                           5,743       121,752
               + Terra Industries, Inc.                      6,100        23,790
               + Terremark Worldwide, Inc.                  31,751        48,579
               + Tesoro Petroleum Corporation                7,465        94,059
               + Tetra Tech, Inc.                            9,130       248,336
               + Texas Biotechnology Corporation             9,196        77,062
                 Texas Industries, Inc.                      4,963       170,678
                 Texas Regional Bancshares, Inc. (Class A)   3,635       146,454
               + Theragenics Corporation                     8,118        90,678
               + Therma-Wave Inc.                            4,339        82,745
               + Thermo Fibertek Inc.                        1,350         3,915
               + Third Wave Technologies                       900         9,297
                 Thomas & Betts Corporation                 13,900       306,773
                 Thomas Industries Inc.                      3,099        91,421
                 Thor Industries, Inc.                       1,551        51,136
               + Thoratec Laboratories Corporation           7,347       114,246
                 Thornburg Mortgage, Inc.                    4,200        65,142
               + Three-Five Systems, Inc.                    4,656        83,715
                 The Timken Company                         11,917       201,874
               + The Titan Corporation                      11,400       261,060
               + Titan Pharmaceuticals, Inc.                 5,949       178,529
               + Titanium Metals Corporation                 3,700        37,000
               + TiVo Inc.                                   5,394        29,667
               + Toll Brothers, Inc.                         5,593       219,861
               + Tollgrade Communications, Inc.              3,241        92,369
               + Tom Brown, Inc.                             8,588       206,112
                 Tompkins Trustco, Inc.                      1,200        47,400
               + Too Inc.                                    6,952       190,485
               + The Topps Company, Inc.                    10,618       124,124
                 The Toro Company                            3,035       136,423
               + Tower Automotive, Inc.                      9,105        93,326
                 Town & Country Trust                        3,414        69,646
               + Tradestation Group Inc.                     2,600        13,780
               + Trammell Crow Company                       5,076        56,090
               + Trans World Entertainment Corporation       6,435        61,197
               + Transaction Systems Architects,
                   Inc. (Class A)                            8,499       131,735
               + Transgenomic, Inc.                          3,600        68,400
               + Transkaryotic Therapies, Inc.               5,114       150,607
               + TransMontaigne Inc.                         5,985        34,713
               + TranSwitch Corporation                     19,200       206,400
                 Tredegar Corporation                        3,851        73,747
               + Trendwest Resorts, Inc.                       895        20,943
               + Trex Company, Inc.                          1,409        27,123
               + Triad Guaranty Inc.                         1,576        63,040
               + Triangle Pharmaceuticals, Inc.              6,406        29,980
               + Triarc Companies, Inc.                      3,120        81,744
               + Trico Marine Services, Inc.                 5,923        63,021
               + Trikon Technologies, Inc.                   1,600        22,400
               + Trimble Navigation Limited                  5,838       113,783
               + Trimeris, Inc.                              4,046       202,583
                 Trinity Industries, Inc.                    8,880       182,040
               + Tripath Technology Inc.                     2,700        23,868
               + TriQuint Semiconductor, Inc.               19,300       434,250
               + Triumph Group, Inc.                         4,135       202,615
               + The TriZetto Group, Inc.                    4,508        41,699
               + TriPath Imaging, Inc.                       6,500        64,415
               + Tropical Sportswear Int'l Corporation         400         8,324
                 Troy Financial Corporation                    200         3,652
                 The Trust Company of New Jersey             4,080       138,720
                 TrustCo Bank Corp NY                       13,650       182,228
                 Tucker Anthony Sutro Corporation            4,113        90,486
               + Tuesday Morning Corporation                 1,972        26,129
               + Tularik Inc.                                4,095       105,774
                 Tupperware Corporation                     12,547       293,976
               + Turnstone Systems, Inc.                     8,700        60,900
               + Tweeter Home Entertainment Group, Inc.      4,030       142,259
               + U.S. Concrete, Inc.                         2,400        19,128


                                    27 & 28

                                     Mercury Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                 Master Small Cap Index Series (continued)
                 ===============================================================
                                                            Shares
                 Issue                                       Held         Value
================================================================================
Common         + U.S. Industries, Inc.                      17,139  $     70,270
Stocks         + U.S. Physical Therapy, Inc.                 1,650        26,351
(concluded)      U.S. Restaurant Properties, Inc.            3,200        47,776
               + U.S.B. Holding Co., Inc.                    2,602        39,681
               + UCAR International Inc.                     9,844       117,636
                 UCBH Holdings, Inc.                         4,992       151,507
                 UGI Corporation                             6,487       175,149
               + UICI                                        9,185       117,109
                 UIL Holdings Corporation                    3,123       151,747
                 UMB Financial Corporation                   3,501       150,543
                 UNB Corp.                                   3,400        62,900
               + UNOVA, Inc.                                10,610        72,997
               + URS Corporation                             3,598        97,146
               + US Oncology, Inc.                          22,725       202,025
               + US Unwired Inc. (Class A)                   8,200        87,002
               + USEC Inc.                                  18,259       153,923
                 USFreightways Corporation                   6,313       186,234
               + USG Corporation                            11,700        49,374
               + USinternetworking, Inc.                     4,300         5,160
               + UbiquiTel Inc.                              8,900        67,640
               + Ulticom, Inc.                               1,940        65,572
               + Ultimate Electronics, Inc.                  2,357        76,414
               + Ultratech Stepper, Inc.                     5,190       133,123
                 Umpqua Holdings Corporation                 4,700        60,207
               + Unifi, Inc.                                12,135       103,148
                 UniFirst Corporation                        1,100        20,900
               + Unigraphics Solution Inc.                   1,483        47,085
               + Uniroyal Technology Corporation             3,273        27,821
                 UniSource Energy Corporation                7,844       180,177
               + Unit Corporation                            7,708       122,172
               + United Auto Group, Inc.                     1,231        21,543
                 United Bankshares, Inc.                     9,993       267,812
                 United Community Financial Corp.            7,908        68,800
                 United Dominion Realty Trust, Inc.         24,376       349,796
                 United Fire & Casualty Company              1,000        29,220
                 United Industrial Corporation               2,000        33,500
                 United National Bancorp                     3,091        70,104
               + United Natural Foods, Inc.                  2,774        58,115
               + United Stationers, Inc.                     7,479       236,037
               + United Television, Inc.                       811       102,186
               + United Therapeutics Corporation             3,577        47,753
               + UnitedGlobalCom Inc. (Class A)             18,000       155,700
               + Universal Access, Inc.                      8,541        52,954
               + Universal American Financial Corp.          7,500        46,575
               + Universal Compression Holdings, Inc.        2,026        57,538
                 Universal Corporation                       6,551       259,813
               + Universal Display Corporation               2,907        56,977
               + Universal Electronics Inc.                  4,042        72,756
                 Universal Forest Products, Inc.             2,134        48,015
                 Universal Health Realty Income Trust        2,900        62,640
               + Urban Outfitters, Inc.                        700         7,518
               + UroCor, Inc.                                2,900        45,385
               + Urologix, Inc.                              3,100        56,761
               + V.I. Technologies, Inc.                       400         5,140
               + VA Linux Systems, Inc.                      4,700        16,450
               + VISX, Incorporated                         12,165       235,393
               + Vail Resorts, Inc.                          1,864        34,857
               + Valence Technology, Inc.                    6,852        44,058
               + Valentis, Inc.                              6,886        43,038
                 Valhi, Inc.                                 1,722        22,300
                 Valmont Industries, Inc.                    2,958        53,836
               + Value City Department Stores, Inc.          2,592        29,808
                 Value Line, Inc.                              400        16,888
               + ValueVision International, Inc. (Class A)   6,074       132,110
               + Vans, Inc.                                  4,283       100,651
               + Varian Inc.                                 7,459       240,926
               + Varian Semiconductor Equipment
                   Associates, Inc.                          7,786       327,012
               + Vasomedical, Inc.                          12,195        52,682
               + VaxGen, Inc.                                2,432        46,208
               + Vastera, Inc.                               3,700        52,540
                 Vector Group Ltd.                           2,965        94,732
               + Veeco Instruments Inc.                      5,935       235,916
               + Ventana Medical Systems, Inc.               2,480        78,120
                 Ventas, Inc.                               14,553       159,355
               + Ventiv Health, Inc.                         4,413        91,084
               + Veritas DGC Inc.                            7,564       209,901
               + Verity, Inc.                                7,216       143,959
               + Versicor, Inc.                              4,000        50,160
               + VerticalNet, Inc.                          13,300        33,117
                 Vesta Insurance Group, Inc.                 7,200        78,840
               + ViaSat, Inc.                                3,670        87,640
               + Viasystems Group, Inc.                     13,073        39,350
               + Vical Incorporated                          4,570        63,889
               + Vicor Corporation                           4,796        78,175
               + VidaMed, Inc.                               9,800        59,290
               + Viewpoint Corporation                       7,741        65,799
                 Vintage Petroleum, Inc.                    11,683       218,472
               + Vion Pharmaceuticals, Inc.                  5,100        44,982
               + Virage Logic Corporation                    1,500        23,235
               + Virata Corporation                         11,000       130,350
               + ViroPharma Incorporated                     4,000       136,000
               + Visual Networks, Inc.                       8,286        72,503
                 Vital Signs, Inc.                           1,454        48,055
               + Vitria Technology, Inc.                    14,700        50,568
               + Volt Information Sciences, Inc.             1,559        27,283
               + Vysis, Inc.                                 1,100        27,720
                 W Holding Company, Inc.                     5,685        73,905
                 WD-40 Company                               3,723        97,170
               + WESCO International, Inc.                   3,958        36,018
               + WFS Financial Inc.                          2,082        64,022
                 WGL Holdings Inc.                          11,167       302,737
               + W-H Energy Services, Inc.                   5,000        95,000
               + WJ Communications, Inc.                     1,900         8,835
               + WMS Industries Inc.                         4,411       141,902
                 WPS Resources Corporation                   6,341       223,520
                 WSFS Financial Corporation                  2,900        49,880
                 Wabash National Corporation                 5,566        67,349
                 Wabtec Corporation                          5,841        87,615
               + The Wackenhut Corporation (Class A)         2,906        50,129
               + Wackenhut Corrections Corporation           1,100        14,410
                 Wallace Computer Services, Inc.             9,141       151,192
                 Walter Industries, Inc.                     7,219        85,906
                 Washington Real Estate Investment Trust     7,965       188,293
                 Washington Trust Bancorp, Inc.              2,200        48,422
               + Waste Connections, Inc.                     6,865       247,140
               + WatchGuard Technologies, Inc.               6,059        62,105
                 Watsco, Inc.                                4,037        56,922
               + Watson Wyatt & Company Holdings             2,700        63,126
                 Watts Industries, Inc. (Class A)            3,720        63,054
                 Wausau--Mosinee Paper Corporation          11,166       143,930
               + Wave Systems Corp. (Class A)               11,983        64,349
                 Waypoint Financial Corp.                    7,200        90,360
               + WebEx Communications, Inc.                  4,400       117,304
               + webMethods, Inc.                            5,200       110,136
               + Websense, Inc.                              4,525        90,500
                 Weingarten Realty Investors                 6,760       296,426
                 Wellman, Inc.                               7,177       128,468
                 Werner Enterprises, Inc.                    6,690       162,233
                 WesBanco, Inc.                              3,963        99,432
                 West Coast Bancorp                          2,700        34,209
                 West Pharmaceutical Services, Inc.          2,422        65,394
                 Westamerica Bancorporation                  8,156       320,123
                 Westcorp                                    2,141        45,389
               + Western Digital Corporation                42,641       168,432
                 Western Gas Resources, Inc.                 4,713       153,644
               + Western Multiplex Corporation (Class A)     9,100        62,517
                 WestPoint Stevens Inc.                      5,600         7,616
               + Westport Resources Corporation              5,200       109,200
               + The Wet Seal, Inc. (Class A)                2,700        93,447
                 Whitney Holding Corporation                 6,320       296,408
               + Wild Oats Markets, Inc.                     4,882        50,822
               + Wilson Greatbatch Technologies, Inc.        1,400        40,600
               + Wilsons The Leather Experts Inc.            3,231        59,935
                 Winnebago Industries, Inc.                  3,514       108,056
                 Winston Hotels, Inc.                        4,700        49,209
                 Wintrust Financial Corporation              2,200        54,670
               + Wireless Facilities, Inc.                   6,600        42,900
               + Wisconsin Central Transportation
                   Corporation                              10,732       179,546
               + Wit Soundview Group, Inc.                  13,972        25,569
               + Witness Systems, Inc.                       2,000        21,980
                 Wolverine Tube, Inc.                        1,891        31,334
               + Wolverine World Wide, Inc.                 10,857       194,015
                 Woodhead Industries, Inc.                   2,111        35,887
                 Woodward Governor Company                   1,893       159,675
               + World Acceptance Corporation                1,200        11,052
               + World Wrestling Federation
                   Entertainment, Inc.                       2,767        38,185
                 Worthington Industries, Inc.               16,181       220,062
               + Wyndham International, Inc.                32,161        80,403
                 X-Rite, Incorporated                        3,417        30,206
               + XM Satellite Radio Holdings Inc. (Class A)  3,707        60,053
               + XO Communications, Inc. (Class A)          65,500       125,760
               + XTRA Corporation                            2,559       126,926
               + Xanser Corporation                          4,600        33,718
               + Xicor, Inc.                                 6,100        67,527
               + Xybernaut Corporation                      13,074        62,755
               + The Yankee Candle Company, Inc.             2,983        56,647
               + Yellow Corporation                          5,921       112,381
                 York International Corporation              9,239       323,550
               + Young Broadcasting Inc. (Class A)           3,492       117,261
               + Zale Corporation                            7,872       265,286
               + Zebra Technologies Corporation (Class A)    6,377       313,238
                 Zenith National Insurance Corp.             1,637        44,199
               + ZixIt Corporation                           3,543        32,418
               + Zoll Medical Corporation                    2,572        70,601
               + Zomax Incorporated                          6,864        61,158
               + Zoran Corporation                           4,525       134,483
               + Zygo Corporation                            3,095        68,864
                 ---------------------------------------------------------------
                 Total Common Stocks (Cost--$196,063,964)--91.3%     201,604,161
================================================================================


                                    29 & 30

                                     Mercury Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                 Master Small Cap Index Series (concluded)
                 ==================================================================================
Short-Term        Face
Obligations      Amount                            Issue                                    Value
===================================================================================================
Commercial      $10,003,000   Citicorp, 4.10% due 7/02/2001                            $ 10,000,722
Paper*            2,000,000   General Electric Capital Corp., 4.10% due 7/02/2001         1,999,544
                 10,648,000   General Motors Acceptance Corp., 4.13% due 7/02/2001       10,645,557
===================================================================================================
                Total Short-Term Obligations (Cost--$22,645,823)--10.3%                  22,645,823
===================================================================================================
                Total Investments (Cost--$218,709,787)--101.5%                          224,249,984

                Variation Margin on Financial Futures Contracts**--0.2%                     467,522

                Liabilities in Excess of Other Assets--(1.7%)                            (3,885,260)
                                                                                       ------------
                Net Assets--100.0%                                                     $220,832,246
                                                                                       ============
===================================================================================================

 * Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.

**    Financial futures contracts purchased as of June 30, 2001 were as follows:

--------------------------------------------------------------------------------
Number of                                        Expiration
Contracts                  Issue                    Date                 Value
--------------------------------------------------------------------------------
   86                  Russell 2000            September 2001        $21,951,500
--------------------------------------------------------------------------------
(Total Contract Price-- $21,606,346)                                 $21,951,500
                                                                     ===========
--------------------------------------------------------------------------------

+     Non-income producing security.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
SMALL CAP
INDEX SERIES   As of June 30, 2001
=================================================================================================
Assets:        Investments, at value (identified cost--$218,709,787)                 $224,249,984
               Cash on deposit for financial futures contracts .....                    2,037,000
               Receivables:
                 Securities sold ...................................   $55,103,863
                 Contributions .....................................       746,748
                 Variation margin ..................................       467,522
                 Dividends .........................................       189,561
                 Investment adviser ................................         7,310     56,515,004
                                                                       -----------
               Prepaid expenses and other assets ...................                      136,250
                                                                                     ------------
               Total assets ........................................                  282,938,238
                                                                                     ------------
=================================================================================================
Liabilities:   Payables:
                 Securities purchased ..............................    59,961,866
                 Withdrawals .......................................     1,786,317     61,748,183
                                                                       -----------
               Accrued expenses and other liabilities ..............                      357,809
                                                                                     ------------
               Total liabilities ...................................                   62,105,992
                                                                                     ------------
=================================================================================================
Net Assets:    Net assets ..........................................                 $220,832,246
                                                                                     ============
=================================================================================================
Net Assets     Partners' capital ...................................                 $214,946,895
Consist of:    Unrealized appreciation on investments--net .........                    5,885,351
                                                                                     ------------
               Net assets ..........................................                 $220,832,246
                                                                                     ============
=================================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER
SMALL CAP
INDEX SERIES             For the Six Months Ended June 30, 2001
======================================================================================================================
Investment Income:       Dividends (net of $869 foreign withholding tax) ..................                $ 1,179,354
                         Interest and discount earned .....................................                    408,780
                                                                                                           -----------
                         Total income .....................................................                  1,588,134
                                                                                                           -----------
======================================================================================================================
Expenses:                Professional fees ................................................   $  45,061
                         Custodian fees ...................................................      34,851
                         Accounting services ..............................................      31,705
                         Investment advisory fees .........................................      10,157
                         Trustees' fees and expenses ......................................       1,773
                         Printing and shareholder reports .................................          79
                         Other ............................................................       1,325
                                                                                              ---------
                         Total expenses before reimbursement ..............................     124,951
                         Reimbursement of expenses ........................................     (12,580)
                                                                                              ---------
                         Total expenses after reimbursement ...............................                    112,371
                                                                                                           -----------
                         Investment income--net ...........................................                  1,475,763
                                                                                                           ===========
======================================================================================================================
Realized &               Realized gain from investments--net ..............................                  1,317,933
Unrealized               Change in unrealized appreciation/depreciation on investments--net                 11,971,156
Gain on                                                                                                    -----------
Investments--Net:        Net Increase in Net Assets Resulting from Operations .............                $14,764,852
                                                                                                           ===========
======================================================================================================================

See Notes to Financial Statements.


                                    31 & 32

                                     Mercury Small Cap Index Fund, June 30, 2001

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         For the Six      For the
MASTER                                                                                  Months Ended     Year Ended
SMALL CAP                                                                                 June 30,      December 31,
INDEX SERIES       Increase (Decrease) in Net Assets:                                       2001           2000
====================================================================================================================
Operations:        Investment income--net ...........................................   $  1,475,763   $   2,865,223
                   Realized gain on investments--net ................................      1,317,933       9,314,776
                   Change in unrealized appreciation/depreciation on investments--net     11,971,156     (18,718,547)
                                                                                        ------------   -------------
                   Net increase (decrease) in net assets resulting from operations ..     14,764,852      (6,538,548)
                                                                                        ------------   -------------
====================================================================================================================
Net Capital        Increase in net assets derived from net capital contributions ....     36,823,562      60,983,219
Contributions:                                                                          ------------   -------------
====================================================================================================================
Net Assets:        Total increase in net assets .....................................     51,588,414      54,444,671
                   Beginning of period ..............................................    169,243,832     114,799,161
                                                                                        ------------   -------------
                   End of period* ...................................................   $220,832,246   $ 169,243,832
                                                                                        ============   =============
====================================================================================================================
                 * Undistributed investment income--net .............................   $  7,935,467   $   6,459,704
                                                                                        ============   =============
====================================================================================================================

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                               For the Six             For the Year              For the Period
MASTER              The following ratios have been            Months Ended          Ended December 31,           April 9, 1997+
SMALL CAP           derived from information provided           June 30,      ------------------------------     to December 31,
INDEX SERIES        in the financial statements.                  2001          2000        1999        1998          1997
================================================================================================================================
Ratios to Average   Expenses, net of reimbursement .........          .11%*       .09%        .14%       .17%               .18%*
Net Assets:                                                  =============    ========    ========    =======    ===============
                    Expenses ...............................          .12%*       .13%        .17%       .28%               .29%*
                                                             =============    ========    ========    =======    ===============
                    Investment income--net .................         1.45%*      1.90%       1.83%      1.46%              1.78%*
                                                             =============    ========    ========    =======    ===============
================================================================================================================================
Supplemental        Net assets, end of period (in
Data:                 thousands) ........................... $     220,832    $169,244    $114,799    $83,831    $        95,745
                                                             =============    ========    ========    =======    ===============
                    Portfolio turnover .....................        34.23%      50.51%      51.20%     48.16%             16.45%
                                                             =============    ========    ========    =======    ===============
================================================================================================================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER SMALL CAP INDEX SERIES

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent


                                    33 & 34

                                     Mercury Small Cap Index Fund, June 30, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Security loans--The Series receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the six months ended June 30, 2001, FAM earned fees of $10,157, all of which were waived. FAM also reimbursed the Series for additional expenses of $2,423.

Merrill Lynch Trust Company, an indirect, wholly-owned Subsidiary of ML & Co., is the Series' Custodian.

Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the six months ended June 30, 2001, the Series reimbursed FAM an aggregate of $11,035 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2001 were $91,871,345 and $63,312,010, respectively.

Net realized gains for the six months ended June 30, 2001 and net unrealized gains as of June 30, 2001 were as follows:

--------------------------------------------------------------------------------
                                                    Realized          Unrealized
                                                      Gains              Gains
--------------------------------------------------------------------------------
Long-term investments ....................         $  685,644         $5,540,197
Financial futures contracts ..............            632,289            345,154
                                                   ----------         ----------
Total ....................................         $1,317,933         $5,885,351
                                                   ==========         ==========
--------------------------------------------------------------------------------

As of June 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $5,540,197, of which $25,396,861 related to appreciated securities and $19,856,664 related to depreciated securities. At June 30, 2001, the aggregate cost of investments for Federal income tax purposes was $218,709,787.

4. Short-Term Borrowings:

On December 1, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the six months ended June 30, 2001.


                                    35 & 36

[LOGO] Merrill Lynch  Investment Managers

      MUTUAL            MANAGED         ALTERNATIVE          INSTITUTIONAL
      FUNDS            ACCOUNTS         INVESTMENTS         ASSET MANAGEMENT

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury Small Cap Index Fund of
Mercury Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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